Nuveen Arizona Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 96.0%
X 149,804,407
MUNICIPAL BONDS - 96.0%   X 149,804,407
Education and Civic Organizations - 23.6%
$ 1,000 Arizona Board of Regents, Arizona State University System Revenue Bonds,
Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 $ 1,021,468
1,500 Arizona Board of Regents, Arizona State University System Revenue Bonds,
Green Series 2023A, 5.500%, 7/01/48
7/33 at 100.00 1,711,896
500 Arizona Board of Regents, Arizona State University System Revenue Bonds,
Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 511,051
1,620 Arizona Board of Regents, Arizona State University System Revenue Bonds,
Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 1,698,868
Arizona Board of Regents, Arizona State University System Revenue Bonds,
Series 2021C:
225 4.000%, 7/01/44 7/31 at 100.00 227,176
250 4.000%, 7/01/46 7/31 at 100.00 251,466
940 Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
8/24 at 100.00 943,429
1,500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 1,526,038
1,250 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2016, 5.000%, 6/01/38
6/26 at 100.00 1,294,019
215 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%, 7/01/37,
144A
7/26 at 100.00 216,458
220 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%, 7/01/47
7/27 at 100.00 223,961
25 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%, 7/01/37,
144A
7/27 at 100.00 25,143
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F:
300 5.000%, 7/01/37 7/27 at 100.00 311,471
705 5.000%, 7/01/47 7/27 at 100.00 717,692
150 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%, 7/01/47,
144A
7/27 at 100.00 143,231
230 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.000%, 11/01/37, 144A
11/27 at 100.00 205,127
565 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye Canyon
Campus Projects, Series 2021A, 4.000%, 12/15/51, 144A
12/29 at 100.00 433,756
775 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series 2017A,
5.000%, 3/01/48
9/27 at 100.00 794,821
1,025 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/51
7/27 at 100.00 1,035,883
75 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27, 144A
No Opt. Call 74,446
135 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 139,265
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 509,344
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project, Series
2020A-2, 6.000%, 9/15/38, 144A
3/24 at 105.00 522,095

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 85 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 4.000%, 7/01/30,
144A
7/28 at 100.00 $ 79,600
2,950 Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
University of Indianapolis - Health Pavilion Project, Series 2019A, 5.000%,
10/01/45
10/29 at 100.00 2,981,964
1,160 Industrial Development Authority, Pima County, Arizona, Education Revenue
Bonds, Center for Academic Success Project, Refunding Series 2019, 5.000%,
7/01/37
7/29 at 100.00 1,197,426
620 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Series 2020A,
5.000%, 7/01/40, 144A
7/29 at 100.00 608,429
735 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series 2021A,
4.000%, 7/01/41, 144A
7/29 at 100.00 625,278
145 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A, 5.000%,
7/01/37
7/27 at 100.00 149,902
210 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C, 5.000%,
7/01/48
7/27 at 100.00 213,231
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/37
1/30 at 100.00 1,068,336
750 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2019A, 5.000%,
7/01/39
7/29 at 100.00 781,854
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2020, 5.250%,
7/01/45
7/29 at 100.00 1,039,149
570 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A, 4.000%,
7/01/41, 144A
7/31 at 100.00 499,600
380 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47,
144A
7/26 at 100.00 371,276
825 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/36
7/26 at 100.00 839,966
3,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020, 4.000%,
7/01/50
1/30 at 100.00 2,852,340
1,000 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series 2016,
5.000%, 7/01/38
7/26 at 100.00 1,029,611
695 Northern Arizona University, System Revenue Bonds, Refunding Series 2014,
5.000%, 6/01/40
6/24 at 100.00 695,534
800 Northern Arizona University, System Revenue Bonds, Refunding Series 2015,
5.000%, 6/01/35 - BAM Insured
6/25 at 100.00 812,619
25 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%, 7/01/46,
144A
7/25 at 100.00 24,052
400 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 399,690
220 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%,
7/01/35, 144A
7/25 at 100.00 221,524
350 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%,
7/01/41, 144A
7/26 at 100.00 350,128
1,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A, 5.000%,
9/01/45, 144A
9/30 at 100.00 901,294

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015:
$ 40 3.250%, 7/01/25 No Opt. Call $ 39,256
750 5.000%, 7/01/35 7/25 at 100.00 756,840
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A, 5.000%,
7/01/43
7/28 at 100.00 829,956
1,000 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 1,037,490
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Champion Schools Project, Series 2017:
100 6.000%, 6/15/37, 144A 6/26 at 100.00 95,159
320 6.125%, 6/15/47, 144A 6/26 at 100.00 288,358
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36
7/26 at 100.00 100,284
55 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%,
2/01/28, 144A
No Opt. Call 57,519
250 Pima County Industrial Development Authority, Arizona, Education Revenue
Bonds, Noah Webster Schools Mesa Project, Series 2015A, 5.000%, 12/15/34,
144A
6/25 at 100.00 248,131
145 Pinal County Community College District, Arizona, Revenue Bonds, Central
Arizona College, Series 2017, 5.000%, 7/01/34 - BAM Insured
7/26 at 100.00 150,497
470 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
6/24 at 100.00 470,748
500 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 5.000%, 9/01/34, 144A
3/25 at 100.00 496,775
Total Education and Civic Organizations 36,851,920
Health Care - 10.8%
Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Children's National Prince County Regional Medical Center, Series 2020A:
405 4.000%, 9/01/39 9/30 at 100.00 398,967
225 4.000%, 9/01/46 9/30 at 100.00 210,251
1,100 Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix
Children's Hospital, Series 2020A, 3.000%, 2/01/39
2/30 at 100.00 982,922
Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix
Children's Hospital, Series 2021A:
1,560 4.000%, 2/01/39 2/32 at 100.00 1,577,359
1,000 4.000%, 2/01/40 2/32 at 100.00 1,005,278
Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A:
600 5.000%, 9/01/36 9/28 at 100.00 638,208
870 4.125%, 9/01/42 9/28 at 100.00 851,378
Maricopa County Industrial Development Authority, Arizona, Revenue Bonds,
Banner Health, Refunding Series 2016A:
1,750 5.000%, 1/01/32 1/27 at 100.00 1,841,619
2,000 5.000%, 1/01/35 1/27 at 100.00 2,098,350
1,145 5.000%, 1/01/38 1/27 at 100.00 1,189,783
1,665 Maricopa County Industrial Development Authority, Arizona, Revenue Bonds,
Banner Health, Series 2019A, 4.000%, 1/01/44
7/29 at 100.00 1,651,376
Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A:
565 4.000%, 4/01/39 4/31 at 100.00 554,879
1,350 4.000%, 4/01/46 4/31 at 100.00 1,262,607
295 Yavapai County Industrial Development Authority, Arizona, Hospital Revenue
Bonds, Yavapai Regional Medical Center, Refunding Series 2016, 5.000%,
8/01/36
8/26 at 100.00 304,920

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Yavapai County Industrial Development Authority, Arizona, Hospital Revenue
Bonds, Yavapai Regional Medical Center, Series 2019:
$ 815 5.000%, 8/01/39 8/29 at 100.00 $ 851,310
1,000 4.000%, 8/01/43 8/29 at 100.00 954,746
500 Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds,
Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32
8/24 at 100.00 503,585
Total Health Care 16,877,538
Housing/Multifamily - 0.8%
500 Arizona Industrial Development Authority, Student Housing Revenue Bonds,
Provident Group - NCCU Properties LLC- North Carolina Central University,
Series 2019A, 5.000%, 6/01/38 - BAM Insured
6/29 at 100.00 535,094
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 192,598
500 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2022A, 7.000%, 10/01/56
10/29 at 103.00 463,331
Total Housing/Multifamily 1,191,023
Housing/Single Family - 0.4%
600 Tucson and Pima County Industrial Development Authority, Arizona, Joint
Single Family Mortgage Revenue Bonds, Series 2024A, 4.750%, 7/01/49 ,
(WI/DD)
7/33 at 100.00 604,968
Total Housing/Single Family 604,968
Information Technology - 0.2%
275 Chandler Industrial Development Authority, Arizona, Industrial Development
Revenue Bonds, Intel Corporation Project, Series 2007, 4.100%, 12/01/37,
(AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 277,771
Total Information Technology 277,771
Long-Term Care - 1.5%
120 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 91,272
900 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016,
5.400%, 10/01/36
10/25 at 101.00 715,909
1,495 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/46
12/29 at 102.00 1,152,636
530 Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella
at ASU Project, Series 2017A, 6.000%, 10/01/37, 144A
10/27 at 100.00 376,473
Total Long-Term Care 2,336,290
Tax Obligation/General - 12.7%
550 Buckeye Union High School District 201, Maricopa County, Arizona, General
Obligation Bonds, School Improvement Project, Refunding Series 2017,
5.000%, 7/01/34 - BAM Insured
7/27 at 100.00 584,386
1,000 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 1,021,277
1,500 Marana Unified School District No. 6 of Pima County, Arizona, School
Improvement Bonds, Project of 2014, Series 2018D, 5.000%, 7/01/38 - AGM
Insured
7/27 at 100.00 1,570,039
810 Maricopa County Elementary School District 68, Alhambra, Arizona, General
Obligation Bonds, Project of 2017, Series 2019B, 4.000%, 7/01/39
7/28 at 100.00 817,387
370 Maricopa County School District 214 Tolleson Union High, Arizona, General
Obligation Bonds, School Improvement Project 2017, Series 2018A, 5.000%,
7/01/37
7/27 at 100.00 390,411
600 Maricopa County School District 28 Kyrene Elementary, Arizona, General
Obligation Bonds, School Improvement, Project 2017 Series 2020B, 4.000%,
7/01/40
7/29 at 100.00 607,105

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,050 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/35
7/28 at 100.00 $ 1,128,655
1,000 Maricopa County Unified School District 11, Peoria, Arizona, General
Obligation Bonds, School Improvement, Series 2018, 5.000%, 7/01/34 - BAM
Insured
7/27 at 100.00 1,058,942
275 Maricopa County Unified School District 69 Paradise Valley, Arizona, General
Obligation Bonds, School Improvement Project of 2015, Series 2021E,
3.000%, 7/01/40
7/30 at 100.00 244,900
1,350 Maricopa County Unified School District 80, Chandler, Arizona, School
Improvement Bonds, 2019 Project, Series 2021B, 3.000%, 7/01/40
7/30 at 100.00 1,211,602
1,000 Maricopa County Unified School District 95 Queen Creek, Arizona, General
Obligation Bonds, School Improvement Series 2020, 4.000%, 7/01/38
7/29 at 100.00 1,022,378
860 Maricopa County Union High School District 210 Phoenix, Arizona, General
Obligation Bonds, School Improvement & Project of 2011 Series 2017E,
5.000%, 7/01/35
7/27 at 100.00 914,047
2,000 Maricopa County Union High School District 210 Phoenix, Arizona, General
Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018,
5.000%, 7/01/37
7/27 at 100.00 2,112,051
775 Maricopa County Union High School District 216 Agua Fria, Arizona, General
Obligation Bonds, School Improvement, Project of 2023, Series 2024A,
5.000%, 7/01/42
7/33 at 100.00 881,878
750 Mohave County Union High School District 2 Colorado River, Arizona,
General Obligation Bonds, School Improvement Series 2017, 5.000%,
7/01/35
7/27 at 100.00 793,637
690 Northwest Fire District of Pima County, Arizona, General Obligation Bonds,
Series 2017, 5.000%, 7/01/36
7/27 at 100.00 729,328
1,125 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D, 5.000%,
7/01/34 - AGM Insured
7/24 at 100.00 1,129,739
500 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project of 2011, Series 2013B,
5.000%, 7/01/32 - BAM Insured
4/24 at 100.00 500,490
750 Pima County Unified School District 20 Vail, Arizona, General Obligation
Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 - AGM
Insured
7/25 at 100.00 764,717
750 Pima County Unified School District 6 Marana, Arizona, General Obligation
Bonds, School Improvement, Project of 2014, Series 2019E, 4.000%, 7/01/39
- AGM Insured
7/29 at 100.00 759,723
800 Pinal County School District 4 Casa Grande Elementary, Arizona, General
Obligation Bonds, School improvement Project 2016, Series 2017A, 5.000%,
7/01/36 - BAM Insured
7/27 at 100.00 843,527
Western Maricopa Education Center District 402, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project 2012, Series2014B:
360 4.500%, 7/01/33 7/24 at 100.00 360,405
335 4.500%, 7/01/34 7/24 at 100.00 335,193
Total Tax Obligation/General 19,781,817
Tax Obligation/Limited - 24.3%
100 Arizona Industrial Development Authority, Arizona, Economic Development
Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series
2020, 5.000%, 6/01/31, 144A
No Opt. Call 101,683
120 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 121,760
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 1,017,931
475 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2019, 4.500%, 7/01/43
7/29 at 100.00 433,487
675 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 600,047
95 (c) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A
7/27 at 100.00 72,767
500 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%,
7/01/30 - RAAI Insured
7/25 at 100.00 511,182

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 450 Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation
Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 $ 451,309
500 Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 526,027
1,000 Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation
Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 1,049,566
1,300 Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation
Bonds, Series 2019, 4.000%, 7/15/39 - BAM Insured
7/29 at 100.00 1,307,268
1,100 Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation
Bonds, Series 2021, 4.000%, 7/15/45 - BAM Insured
7/31 at 100.00 1,056,814
143 Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2013, 5.250%, 7/01/38
4/24 at 100.00 142,974
299 Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2019, 5.200%, 7/01/43
7/27 at 100.00 281,163
500 Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 12, Series 2021, 3.250%, 7/01/35
7/30 at 100.00 424,879
Eastmark Community Facilities District 2, Mesa, Arizona, General Obligation
Bonds, Series 2020:
280 4.000%, 7/15/30 No Opt. Call 285,246
480 4.000%, 7/15/35 7/30 at 100.00 470,318
Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
General Obligation Bonds, Refunding Series 2017:
45 5.000%, 7/15/32 - AGM Insured 7/27 at 100.00 47,686
750 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Lucero Assessment District 2, Series
2023, 5.750%, 7/01/46
7/32 at 100.00 757,513
345 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2012, 5.000%, 7/15/27 - BAM Insured
4/24 at 100.00 345,370
750 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 753,445
260 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 269,829
1,500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 1,486,063
218 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017, 5.200%,
7/01/37
7/27 at 100.00 212,784
1,000 Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
4/24 at 100.00 1,000,134
500 Maricopa, Arizona, Pledged Revenue Obligations, Series 2023, 5.250%,
7/15/43
7/33 at 100.00 571,642
470 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 491,645
165 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 172,040
1,500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%,
8/01/39
8/28 at 100.00 1,515,837
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,250 4.550%, 7/01/40 7/28 at 100.00 1,259,691
1,000 0.000%, 7/01/46 7/28 at 41.38 325,566
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
1,200 4.536%, 7/01/53 7/28 at 100.00 1,162,465
1,420 4.784%, 7/01/58 7/28 at 100.00 1,416,453
Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds,
Refunding Series 2016:
520 4.000%, 8/01/33 8/26 at 100.00 532,655
560 4.000%, 8/01/35 8/26 at 100.00 571,543
760 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds,
Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 810,886
4,900 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds,
Series 2020, 4.000%, 8/01/50
8/30 at 100.00 4,754,864

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding
Series2014A:
$ 600 5.000%, 7/01/34 - BAM Insured 7/24 at 100.00 $ 602,430
900 5.000%, 7/01/38 - BAM Insured 7/24 at 100.00 903,294
510 Superstition Vistas Community Facilities District 1, Apache Junction, Arizona,
Special Assessment Revenue Bonds, Series 2023, 6.000%, 7/01/47
7/33 at 100.00 490,083
805 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015, 5.000%,
7/01/30
7/25 at 100.00 824,163
1,150 Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax
General Obligation Bonds, Series 2021, 4.000%, 7/15/41 - AGM Insured
7/31 at 100.00 1,179,901
600 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016, 5.000%,
7/01/31
7/26 at 100.00 626,627
750 Verrado District 1 Community Facilites District, Buckeye, Arizona, General
Obligation Bonds, Series 2023, 5.000%, 7/15/43 - BAM Insured
7/33 at 100.00 815,017
950 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
4/24 at 100.00 956,168
1,090 Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/29, 144A
4/24 at 100.00 1,091,235
2,260 Yavapai County Jail District, Arizona, Pledged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 2,280,974
840 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022, 4.250%,
7/15/42 - BAM Insured
7/32 at 100.00 856,966
Total Tax Obligation/Limited 37,939,390
Transportation - 4.6%
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2015A:
670 5.000%, 7/01/40 7/25 at 100.00 680,182
1,315 5.000%, 7/01/45 7/25 at 100.00 1,330,282
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 1,546,622
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 2,043,453
Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge
Revenue Bonds, Series 2019A:
1,000 5.000%, 7/01/32 7/29 at 100.00 1,092,075
500 5.000%, 7/01/38 7/29 at 100.00 534,430
Total Transportation 7,227,044
U.S. Guaranteed - 0.8% (d)
Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
General Obligation Bonds, Refunding Series 2017:
250 5.000%, 7/15/32, (Pre-refunded 7/15/27) - AGM Insured 7/27 at 100.00 268,696
880 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 946,531
Total U.S. Guaranteed 1,215,227
Utilities - 16.3%
1,000 Carefree Utilities Community Facilities District, Arizona, Water System
Revenue Bonds, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 957,216
1,285 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/35
1/26 at 100.00 1,322,099
1,500 City of Mesa, Arizona, Utility System Revenue Bonds, Series 2022C, 5.000%,
7/01/36
No Opt. Call 1,784,854
1,805 Glendale, Arizona, Water and Sewer Revenue Bonds, Senior Lien Series
2022A, 5.000%, 7/01/41
7/32 at 100.00 2,026,981
790 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 812,088
1,500 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate Lien
Series 2020, 4.000%, 7/01/45 - AGM Insured
7/29 at 100.00 1,479,415
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 513,219

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 $ 756,053
760 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 765,104
450 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 459,182
1,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2020, 3.000%, 7/01/44 7/30 at 100.00 838,506
1,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Junior Lien Series 2023, 5.250%, 7/01/47
7/33 at 100.00 1,129,674
585 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
7/24 at 100.00 587,941
2,185 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Sustainability Series 2020A, 5.000%, 7/01/44
7/30 at 100.00 2,375,464
305 Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds,
Refunding  Series 2016, 5.000%, 7/01/35
7/26 at 100.00 317,999
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B:
1,000 5.000%, 7/01/33, 144A 7/31 at 100.00 1,044,805
1,000 5.000%, 7/01/37, 144A 7/31 at 100.00 1,030,197
Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2015A:
500 5.000%, 12/01/36 6/25 at 100.00 510,024
1,000 5.000%, 12/01/45 6/25 at 100.00 1,021,950
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/38
1/27 at 100.00 1,046,150
2,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/50
1/33 at 100.00 2,740,593
1,805 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 1,981,905
Total Utilities 25,501,419
Total Municipal Bonds
(cost $152,042,174) 149,804,407
Total Long-Term Investments
(cost $152,042,174) 149,804,407
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  2.7%
X 4,185,000
MUNICIPAL BONDS - 2.7%   X 4,185,000
Total Municipal Bonds
(cost $4,185,000) $ 4,185,000
Health Care - 2 .7%
$ 1,215 (e) Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health
Systems, Variable Rate Demand Obligations, Series 2015C, 3.650%, 1/01/46,
(Mandatory Put 2/29/24)
2/24 at 100.00 1,215,000
2,970 (e) Phoenix Industrial Development Authority, Arizona, Health Care Facilities
Revenue Bonds, Mayo Clinic, Series 2014B, 3.500%, 11/15/52, (Mandatory
Put 2/29/24)
2/24 at 100.00 2,970,000
Total Health Care 4,185,000
Total Municipal Bonds
(cost $4,185,000) 4,185,000
Total Short-Term Investments
(cost $4,185,000) 4,185,000
Total Investments
(cost $156,227,174) - 98.7% 153,989,407
Other Assets & Liabilities, Net - 1.3% 2,100,644
Net Assets - 100% $ 156,090,051

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 149,804,407 $ – $ 149,804,407
Short-Term Investments:
Municipal Bonds – 4,185,000 – 4,185,000
Total
$ – $ 153,989,407 $ – $ 153,989,407
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.0%
X 467,445,699
MUNICIPAL BONDS - 99.0%   X 467,445,699
Consumer Discretionary - 0.8%
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016:
$ 500 5.000%, 12/01/29 12/26 at 100.00 $ 514,722
1,000 5.000%, 12/01/32 12/26 at 100.00 1,023,762
2,000 5.000%, 12/01/35 12/26 at 100.00 2,031,782
Total Consumer Discretionary 3,570,266
Education and Civic Organizations - 5.4%
Colorado Educational and Cultural Facilities Authority Charter School
Revenue Bonds, Monument Academy Charter School Project, Refunding
Series 2014:
290 4.000%, 10/01/24 No Opt. Call 290,348
720 3.625%, 10/01/29 10/24 at 100.00 715,147
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A:
500 5.000%, 7/01/36, 144A 7/25 at 100.00 499,965
500 5.250%, 7/01/46, 144A 7/25 at 100.00 485,878
505 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
4/24 at 100.00 505,582
360 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Douglas County School District RE-1 - DCS Montessori
School, Refunding & Improvement Series 2012, 4.000%, 7/15/27
4/24 at 100.00 360,122
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A:
315 5.000%, 1/15/29 4/24 at 100.00 315,235
1,000 5.000%, 1/15/44 4/24 at 100.00 1,000,121
420 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%,
12/01/33
4/24 at 100.00 420,165
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 84,268
100 4.000%, 7/01/51, 144A 7/31 at 100.00 76,250
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%, 7/01/34,
144A
7/24 at 100.00 1,001,387
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series 2015A,
5.000%, 12/01/38
12/24 at 100.00 1,006,941
750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35
4/24 at 100.00 751,932
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%, 4/01/38
4/28 at 100.00 621,495
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, University of Northern Colorado Lab School, Refunding &
Improvement Series 2015, 5.000%, 12/15/45, 144A
12/25 at 100.00 1,001,517
500 Colorado Educational and Cultural Facilities Authority, Independent School
Revenue Bonds, Kent Denver School Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 516,697
Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky
Mountain Classical Academy Project, Refunding Series 2019:
255 5.000%, 10/01/49, 144A 10/27 at 100.00 231,749
1,000 5.000%, 10/01/59, 144A 10/27 at 100.00 881,422
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University of Denver, Series 2017A:
1,000 4.000%, 3/01/35 3/27 at 100.00 1,016,888
3,000 5.000%, 3/01/47 3/27 at 100.00 3,089,775

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 400 Colorado Educational and Cultural Facilities Authority, Revenue Bonds, West
Ridge Academy Charter School, Refunding & Improvement Series 2019,
5.000%, 6/01/49
6/24 at 100.00 $ 400,356
1,500 Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional
Enterprise Revenue Bonds, Green Series 2023C, 5.250%, 12/01/53
12/33 at 100.00 1,649,950
1,335 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017A, 4.000%, 3/01/34
9/27 at 100.00 1,370,198
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43
3/28 at 100.00 2,003,942
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35
3/25 at 100.00 2,011,959
1,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado), Tap
Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 1,008,751
2,000 University of Northern Colorado at Greeley, Institutional Enterprise System
Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 2,025,471
Total Education and Civic Organizations 25,343,511
Health Care - 13.7%
Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth
Obligated Group, Series 2019A:
1,760 5.000%, 11/15/37 11/29 at 100.00 1,923,047
1,000 4.000%, 11/15/43 11/29 at 100.00 981,878
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth
Obligated Group, Series 2021A, 4.000%, 11/15/46
11/31 at 100.00 970,112
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth
Obligated Group, Series 2023A-2, 5.000%, 11/15/57, (Mandatory Put
11/15/33)
11/32 at 101.57 2,299,686
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016A, 4.000%, 11/15/46
5/26 at 100.00 968,688
225 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016B, 5.000%, 11/15/29
5/26 at 100.00 235,281
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018A, 5.000%, 11/15/48
5/28 at 100.00 3,104,273
700 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder
Community Health Project, Series 2020, 5.000%, 10/01/30
No Opt. Call 767,471
7,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's
Hospital Colorado Project, Series 2016A, 5.000%, 12/01/44
6/26 at 100.00 7,104,180
5,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 5,066,897
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2:
270 5.000%, 8/01/44 8/29 at 100.00 281,764
3,000 4.000%, 8/01/49 8/29 at 100.00 2,799,852
2,325 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 2,352,034
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A:
500 5.250%, 11/01/38 11/32 at 100.00 552,576
5,095 5.500%, 11/01/47 11/32 at 100.00 5,562,390
4,000 5.250%, 11/01/52 11/32 at 100.00 4,240,352
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A:
2,150 4.000%, 5/15/52 5/32 at 100.00 2,094,706
2,000 5.000%, 5/15/52 5/32 at 100.00 2,137,715
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center Inc. Project, Refunding Series 2017:
265 5.000%, 9/01/24 No Opt. Call 266,400
235 5.000%, 9/01/26 No Opt. Call 247,652
1,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 1,176,556

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A:
$ 545 5.000%, 11/01/32 11/29 at 100.00 $ 595,020
2,000 4.000%, 11/01/39 11/29 at 100.00 1,984,461
3,950 5.000%, 11/01/49 11/29 at 100.00 4,124,162
3,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health
System, Refunding Series 2019A, 4.000%, 1/01/35
1/30 at 100.00 3,626,237
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View
Hospital Association, Refunding Series 2017A:
225 4.000%, 5/15/33 5/27 at 100.00 228,108
1,920 4.000%, 5/15/34 5/27 at 100.00 1,951,535
1,050 4.000%, 5/15/35 5/27 at 100.00 1,065,214
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View
Hospital Association, Series 2015, 5.000%, 5/15/45
5/25 at 100.00 2,017,330
Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010:
355 5.500%, 9/01/25 4/24 at 100.00 349,507
600 5.500%, 9/01/30 4/24 at 100.00 585,090
475 Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds,
Series 2014A, 5.000%, 12/01/39
4/24 at 100.00 475,125
2,500 Kremmling Memorial Hospital District, Colorado, Certificates of Participation,
Series 2024, 6.625%, 12/01/56, 144A
12/31 at 103.00 2,457,051
Total Health Care 64,592,350
Housing/Multifamily - 0.5%
280 Denver City & County Housing Authority, Colorado, Capital Fund Program
Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%, 11/01/27 -
AGM Insured, (AMT)
4/24 at 100.00 280,369
2,000 Denver City and County Housing Authority, Colorado, Multifamily Housing
Revenue Bonds, Flo Senior Apartments Project, Sustainability Green Series
2023A, 4.500%, 7/01/41
7/33 at 100.00 2,065,860
Total Housing/Multifamily 2,346,229
Long-Term Care - 1.8%
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 421,385
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016:
1,315 5.000%, 1/01/31 4/24 at 102.00 1,323,565
3,000 5.000%, 1/01/37 4/24 at 102.00 3,004,452
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2021, 4.000%, 1/01/42
1/28 at 103.00 1,719,005
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2015A, 5.000%, 12/01/35
6/25 at 100.00 1,005,712
1,200 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/47
5/27 at 100.00 1,200,252
Total Long-Term Care 8,674,371
Tax Obligation/General - 11.9%
200 Aspen Fire Protection District, Pitkin County, Colorado, Certificates of
Participation, Series 2019, 4.000%, 12/01/32
12/29 at 100.00 208,423
2,470 Cherry Creek School District 5 Arapahoe County, Colorado, General
Obligation Bonds, Series 2017, 5.000%, 12/15/31
12/25 at 100.00 2,553,119
2,000 Delta County Joint School District 50 Delta, Gunnison, Montrose and Mesa
Counties, Colorado, General Obligation Bonds, Series 2023, 5.000%,
12/01/47
12/32 at 100.00 2,168,679
1,050 Delta,Colorado, Sales and Use Tax Revenue Bonds, Refunding Series 2019,
4.000%, 12/01/36 - BAM Insured
12/29 at 100.00 1,072,700
3,000 Denver School District 1, Colorado, General Obligation Bonds, Series 2021,
4.000%, 12/01/41
12/30 at 100.00 3,063,419
4,625 Denver School District 1, Colorado, General Obligation Bonds, Series 2022A,
5.000%, 12/01/45
6/32 at 100.00 5,136,542

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Eagle River Water and Sanitation District, Eagle County, Colorado, General
Obligation Bonds, Series 2016:
$ 480 4.500%, 12/01/36 12/26 at 100.00 $ 494,673
2,500 5.000%, 12/01/45 12/26 at 100.00 2,586,012
3,585 Eagle, Garfield and Routt Counties School District RE50J, Colorado, General
Obligation Bonds, Series 2024, 5.000%, 12/01/43 , (WI/DD)
No Opt. Call 4,037,111
1,220 El Paso County School District 20, Academy, Colorado, General Obligation
Bonds, Series 2017, 4.000%, 12/15/40
12/26 at 100.00 1,227,537
Foothills Park and Recreation District, Subdistrict A, Jefferson County,
Colorado, General Obligation Bonds, Refunding Series 2015:
600 3.250%, 12/01/29 - AGM Insured 12/25 at 100.00 603,029
440 5.000%, 12/01/30 - AGM Insured 12/25 at 100.00 453,827
1,275 5.000%, 12/01/31 - AGM Insured 12/25 at 100.00 1,314,849
3,000 Grand County School District 2 East Grand, Colorado, General Obligation
Bonds, Series 2022, 4.000%, 12/01/46
12/31 at 100.00 3,002,347
Grand River Hospital District, Garfield and Mesa Counties, Colorado, General
Obligation Bonds, Series 2018:
655 5.250%, 12/01/34 - AGM Insured 12/28 at 100.00 701,110
1,750 5.250%, 12/01/37 - AGM Insured 12/28 at 100.00 1,843,385
3,000 Gunnison Watershed School District RE1J, Gunnison and Saguache Counties,
Colorado, General Obligation Bonds, Series 2023, 5.000%, 12/01/47
12/32 at 100.00 3,302,130
1,315 Jefferson County School District R1, Colorado, General Obligation Bonds,
Series 2020A, 4.000%, 12/15/33
12/30 at 100.00 1,412,190
2,000 Larimer and Weld Counties School District Re-5J, Colorado, General
Obligation Bonds, Series 2021, 4.000%, 12/01/40
12/30 at 100.00 2,034,868
750 Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax,
Series 2017, 4.000%, 12/01/35
12/26 at 100.00 765,873
1,390 Pueblo County School District 70, Pueblo Rural, Colorado, General Obligation
Bonds, Improvement Series 2021A, 4.000%, 12/01/32
12/30 at 100.00 1,489,528
1,140 Roaring Fork Transportation Authority, Colorado, Property Tax Revenue
Bonds, Series 2021A, 4.000%, 12/01/46
12/31 at 100.00 1,141,645
2,410 Weld County School District 6, Greeley, Colorado, General Obligation Bonds,
Series 2020, 5.000%, 12/01/44
12/29 at 100.00 2,596,309
1,125 Weld County School District 6, Greeley, Colorado, General Obligation Bonds,
Series 2021, 4.000%, 12/01/45
6/31 at 100.00 1,115,478
8,500 Weld County School District RE-4, Windsor, Colorado, General Obligation
Bonds, Series 2023, 5.250%, 12/01/47
12/32 at 100.00 9,561,292
2,000 Westminster Public Schools, Adams County, Colorado, Certificates of
Participation, Series 2019, 5.000%, 12/01/43 - AGM Insured
12/28 at 100.00 2,112,305
Total Tax Obligation/General 55,998,380
Tax Obligation/Limited - 32.3%
1,770 Aerotropolis Regional Transportation Authority, Colorado, Special Revenue
Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 1,667,423
368 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1, Refunding
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 320,901
1,650 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 1,691,686
1,020 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding Convertible to Unlimited Tax Series
2023A, 5.000%, 12/01/48 - BAM Insured
12/33 at 100.00 1,080,050
Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series 2023:
1,275 5.000%, 12/01/41 12/33 at 100.00 1,454,698
1,335 5.000%, 12/01/42 12/33 at 100.00 1,517,742
600 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 590,132
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/48
9/24 at 103.00 462,550
1,050 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/37
4/24 at 102.00 1,052,144

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2020, 3.375%,
12/01/26, 144A
12/25 at 103.00 $ 573,458
2,500 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams and
Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding
Bonds, Series 2023, 5.375%, 12/01/53 - BAM Insured
12/33 at 100.00 2,767,459
Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams
County, Colorado, General Obligation Refunding and Improvement Bonds,
Series 2018A:
1,020 5.000%, 12/01/34 - BAM Insured 12/28 at 100.00 1,125,169
1,000 4.000%, 12/01/47 - BAM Insured 12/28 at 100.00 953,640
1,145 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A
4/24 at 102.00 1,070,088
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 513,635
480 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 479,750
1,725 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
4/24 at 103.00 1,729,898
2,000 Colorado State, Building Excellent Schools Today, Certificates of Participation,
Series 2017J, 5.250%, 3/15/42
3/27 at 100.00 2,086,484
1,000 Colorado State, Building Excellent Schools Today, Certificates of Participation,
Series 2021S, 4.000%, 3/15/41
3/31 at 100.00 1,011,653
1,780 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated Headquarters
Facilities, Refunding Series 2020, 4.000%, 6/15/38
6/30 at 100.00 1,836,799
2,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding
Series 2015, 5.000%, 8/01/36 - BAM Insured
8/25 at 100.00 2,033,852
2,295 Copperleaf Metropolitan District 2, Arapahoe County, Colorado, Limited Tax
General Obligation Bonds, Refunding Convertible to Unlimited Tax Series
2020, 4.000%, 12/01/45 - BAM Insured
12/30 at 100.00 2,183,098
750 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 706,514
898 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.000%, 12/01/49
6/24 at 103.00 868,921
1,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax General
Obligation Bonds, Refunding Series 2018, 4.000%, 12/01/45 - AGM Insured
12/28 at 100.00 956,341
1,250 Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2020A, 4.000%,
12/01/44 - AGM Insured
12/30 at 100.00 1,246,273
935 Cumberland Green Metropolitan District, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Series 2015,
5.250%, 12/01/45
12/25 at 100.00 931,484
1,185 Denver City and County School District 1, Colorado, Lease Purchase Program
Certificates of Participation, Series 2015B, 5.000%, 12/15/45
12/25 at 100.00 1,208,343
2,955 Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Refunding
& Improvement Series 2016A, 5.000%, 8/01/42
8/26 at 100.00 3,016,770
Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series
2021A:
1,000 4.000%, 8/01/35 8/31 at 100.00 1,066,368
1,785 4.000%, 8/01/40 8/31 at 100.00 1,825,701
125 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
9th and Colorado Urban Redevelopment Area, Series 2018A, 5.250%,
12/01/39, 144A
4/24 at 103.00 126,747
500 Denver West Promenade Metropolitan District, Lakewood, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2013,
5.375%, 12/01/42
4/24 at 100.00 499,994
5,500 Ebert Metropolitan District, Denver Colorado, Limited Tax General Obligation
Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 - BAM Insured
12/28 at 100.00 5,818,650

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,000 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2017B, 5.000%, 12/15/42
12/26 at 100.00 $ 2,058,327
575 Erie Farm Metropolitan District, Erie, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement, Series 2021,
5.000%, 12/01/41 - AGM Insured
12/31 at 100.00 631,988
1,000 Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37 11/24 at 100.00 1,008,960
First Creek Village Metropolitan District, Denver, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2019A:
500 3.000%, 12/01/29 9/24 at 103.00 457,496
595 5.000%, 12/01/39 9/24 at 103.00 598,066
500 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds,
Series 2014, 6.000%, 12/01/38
12/24 at 100.00 486,157
1,525 Foothills Park and Recreation District, Jefferson County, Colorado, Lease
Revenue Bonds, Certificates of Participation, Series 2021, 4.000%, 12/01/33
12/31 at 100.00 1,624,904
890 Four Corners Business Improvement District, Erie, Boulder County, Colorado,
Limited Tax Supported Revenue Bonds, Series 2022, 6.000%, 12/01/52
9/27 at 103.00 849,101
500 Future Legends Sports Park Business Improvement District, Colorado, Limited
Tax General Obligation Bonds, Series 2022A and Subordinate Limited Tax
General Obligation Bonds, Series 2022B, 6.000%, 12/01/52
9/27 at 103.00 502,156
800 Glen Metropolitan District 1, El Paso County, Colorado, General Obligation
Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 - BAM Insured
12/25 at 100.00 809,733
600 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2022A, 5.500%, 12/01/47 - BAM Insured
6/32 at 100.00 653,667
Grand Junction, Colorado, Certificates of Participation, Series 2019:
475 4.000%, 12/01/35 12/29 at 100.00 494,358
225 4.000%, 12/01/37 12/29 at 100.00 231,660
10,420 Grand Junction, Colorado, General Fund Revenue Bonds, Series 2024,
4.125%, 3/01/54
3/34 at 100.00 10,191,933
675 Green Gables Metropolitan District 2, Jefferson County, Colorado, Limited
Tax General Obligation Bonds, Special Revenue Refunding Improvement
Senior Series 2023A, 5.125%, 12/01/53 - BAM Insured
12/33 at 100.00 713,108
335 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.200%,
12/01/32
4/24 at 100.00 335,248
1,000 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44
12/24 at 100.00 1,003,705
1,125 High Plains Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 - NPFG Insured
12/27 at 100.00 1,194,609
380 Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado,
Special Revenue Bonds, Series 2020-A2, 4.125%, 12/01/40
4/24 at 103.00 331,318
500 (c) Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
4/24 at 100.00 493,236
Lincoln Park Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation and Improvement Bonds, Refunding Series 2018:
460 5.000%, 12/01/42 - AGM Insured 12/27 at 100.00 480,329
2,000 5.000%, 12/01/46 - AGM Insured 12/27 at 100.00 2,079,171
1,330 Littleton Village Metropolitan District 2, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Refunding Series 2023, 5.000%, 12/01/53 -
AGM Insured
12/33 at 100.00 1,390,962
1,660 Longmont, Colorado, Sales and Use Tax Revenue Bonds, Series 2019,
3.000%, 11/15/33
11/28 at 100.00 1,662,971
Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2016:
825 5.000%, 12/01/36 12/26 at 100.00 849,110
1,805 5.000%, 12/01/41 12/26 at 100.00 1,836,944
1,000 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Series 2023, 4.250%, 12/01/48 - AGM Insured
12/33 at 100.00 1,005,483
650 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 682,203
1,000 Midtown at Clear Creek Metropolitan District, Adams County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023A, 5.500%,
12/01/43 - BAM Insured
12/33 at 100.00 1,138,487

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,135 Montrose County, Colorado, Certificates of Participation, Series 2014,
5.000%, 12/01/34
12/24 at 100.00 $ 1,143,210
1,000 Monument, El Paso County,  Colorado, Certificate of Participation, Series
2020, 4.000%, 12/01/40 - AGM Insured
12/28 at 100.00 1,005,662
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46
12/25 at 100.00 480,436
494 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 494,413
570 Nexus North at DIA Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/51
3/26 at 103.00 504,920
709 North Range Metropolitan District 2, Adams County, Colorado , Limited
Tax General Obligation Bonds, Refunding Special Revenue & Improvement
Series 2017A, 5.625%, 12/01/37
4/24 at 102.00 717,755
4,000 Northern Colorado Water Conservancy District, Certificates of Participation,
Series 2022, 5.250%, 7/01/52
7/31 at 100.00 4,362,651
Northglenn Urban Renewal Authority, Northglenn, Colorado, Tax Increment
Revenue Bonds, Urban Renewal Plan 2, Series 2019:
235 4.000%, 12/01/27 No Opt. Call 240,276
305 4.000%, 12/01/28 No Opt. Call 312,988
755 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 707,248
Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds,
Limited Tax Refunding & Improvement Series 2016:
125 5.000%, 12/01/24 No Opt. Call 125,667
1,500 5.000%, 12/01/36 12/26 at 100.00 1,535,203
Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A:
1,055 5.000%, 12/01/33 - NPFG Insured 12/25 at 100.00 1,081,158
2,380 5.000%, 12/01/45 12/25 at 100.00 2,389,003
1,225 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51
12/28 at 100.00 1,093,633
1,650 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/36 - AGM Insured
12/29 at 100.00 1,694,301
1,500 Platte River Metropolitan District, Weld County, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2023A, 6.500%, 8/01/53, 144A
8/29 at 103.00 1,554,524
1,500 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue
Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A
4/24 at 100.00 1,476,983
500 Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A
12/26 at 100.00 501,894
1,000 Prairiestar Metropolitan District 2, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2021A, 5.000%,
12/01/46 - BAM Insured
12/31 at 100.00 1,077,172
1,550 Pueblo County, Colorado, Certificates of Participation, Community
Improvement Projects, Series 2023A, 4.000%, 7/01/43
7/32 at 100.00 1,523,344
235 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 159,800
2,516 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 2,532,274
880 Raindance Metropolitan District 2, Windsor, Colorado, General Obligation
Bonds, Limited Tax Series 2019A, 5.000%, 12/01/39
12/24 at 103.00 866,028
2,500 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017, 5.000%, 12/01/42
12/27 at 100.00 2,605,160
1,060 Ravenna Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Refunding Limited Tax Series 2023, 5.000%, 12/01/43 -
AGM Insured
12/33 at 100.00 1,132,748
400 Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/44
12/24 at 100.00 383,355
2,385 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017B, 4.000%, 11/01/35
11/27 at 100.00 2,457,311
490 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45
12/26 at 100.00 470,592

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 555 Riverview Metropolitan District, Steamboat Springs, Routt County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Refunding Series 2021, 5.000%, 12/01/41
6/26 at 103.00 $ 515,004
1,000 Roaring Fork School District RE-1, Garfield, Pitkin, and Eagle Counties,
Colorado, Certificates of Participation, Series 2023, 5.000%, 12/15/43 - BAM
Insured
6/31 at 100.00 1,081,169
1,000 Sand Creek Metropolitan District, Colorado, General Obligation Limited Tax
Bonds, Refunding Series 2023, 5.000%, 12/01/37 - AGM Insured
12/32 at 100.00 1,111,939
1,995 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General
Obligation Bonds, Subordinate Series 2022, 4.000%, 12/01/46 - AGM Insured
12/31 at 100.00 1,917,735
275 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Refunding Bonds, Series 2022, 5.000%, 12/01/52
- AGM Insured
12/32 at 100.00 292,204
550 Silver Peaks Metropolitan District 3, Colorado, Limited Tax Obligation Bonds,
Senior Lien Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 498,567
200 Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation
Bonds, Series 2017A-1, 5.000%, 12/01/37
12/27 at 100.00 200,989
350 Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation
Bonds, Series 2017A-2, 5.000%, 12/01/47
12/27 at 100.00 342,543
1,000 Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Improvement Series 2020A-2,
4.000%, 12/01/46 - BAM Insured
12/30 at 100.00 951,473
495 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
4/24 at 102.00 495,436
1,000 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Refunding & improvement
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 921,209
750 Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39
12/27 at 100.00 784,462
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior Series
2020A, 3.375%, 12/01/30
12/25 at 102.00 395,942
595 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22,
5.500%, 12/01/42
6/30 at 102.00 594,940
Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation
Bonds, Refunding Series 2019:
460 5.000%, 12/01/31 - BAM Insured 12/29 at 100.00 510,755
250 5.000%, 12/01/32 - BAM Insured 12/29 at 100.00 277,708
250 5.000%, 12/01/33 - BAM Insured 12/29 at 100.00 277,600
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited
Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 775,209
1,640 Thompson Crossing Metropolitan District 6, Larimer County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Convertible to Unlimited Tax Series 2020, 5.000%, 12/01/40, 144A
12/30 at 100.00 1,629,391
770 Thornton Development Authority, Colorado, Tax Increment Revenue Bonds,
North Washington Street Corridor Project, Refunding Series 2015, 3.250%,
12/01/28
12/24 at 100.00 770,762
2,000 Thornton, Colorado, Certificates of Participation, Series 2018, 4.000%,
12/01/39
12/28 at 100.00 2,036,003
2,000 Triview Metropolitan District 4, El Paso County, California, Colorado, General
Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A
4/24 at 103.00 2,010,342
225 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 5.000%, 12/15/29 - AGM Insured
12/24 at 103.00 234,586
4,000 Ventana Metropolitan District, El Paso County, Colorado, General Obligation
Bonds, Limited Tax Refunding and Improvement Series 2023A, 6.500%,
9/01/53, 144A
12/28 at 103.00 4,209,054

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado,
General Obligation Refunding Bonds, Series 2016A:
$ 525 5.000%, 12/01/28 - BAM Insured 12/26 at 100.00 $ 552,310
1,250 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 1,308,975
500 4.000%, 12/01/36 - BAM Insured 12/26 at 100.00 508,567
Water Valley Metropolitan District 1, Colorado, General Obligation Bonds,
Refunding Series 2016:
105 3.250%, 12/01/24 No Opt. Call 103,581
1,000 4.000%, 12/01/33 12/26 at 100.00 927,907
300 5.000%, 12/01/35 12/26 at 100.00 302,241
645 5.250%, 12/01/40 12/26 at 100.00 647,442
500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/41
3/27 at 103.00 466,622
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 972,831
600 Westerly Metropolitan District 4, Weld County, Colorado, General Obligation
Limited Tax Bonds, Series 2021A-1, 4.125%, 12/01/31
3/26 at 103.00 554,525
Westminster, Colorado, Certificates of Participation, Series 2015A:
1,500 5.000%, 12/01/35 12/25 at 100.00 1,541,739
1,000 4.000%, 12/01/38 12/25 at 100.00 1,006,447
Wheatlands Metropolitan District 2, Aurora, Arapahoe County, Colorado,
General Obligation Bonds, Refunding Series 2015:
1,000 5.000%, 12/01/30 - BAM Insured 12/25 at 100.00 1,027,313
1,595 4.000%, 12/01/38 - BAM Insured 12/25 at 100.00 1,601,533
1,400 Whispering Pines Metropolitan District No.1, In the City of Aurora, Colorado,
Limited Tax Convertible to Unlimited Tax, General Obligation Refunding
Series 2023, 5.000%, 12/01/52 - AGM Insured
12/32 at 100.00 1,469,633
Total Tax Obligation/Limited 152,726,202
Transportation - 10.2%
1,000 Colorado High Performance Transportation Enterprise, C-470 Express Lanes
Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 1,002,254
500 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44,
(AMT)
4/24 at 100.00 500,772
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A:
3,000 5.000%, 11/15/25, (AMT) No Opt. Call 3,076,729
2,115 5.000%, 11/15/26, (AMT) No Opt. Call 2,204,683
1,995 5.000%, 11/15/39, (AMT) 11/32 at 100.00 2,178,078
3,340 5.000%, 11/15/41, (AMT) 11/32 at 100.00 3,617,275
3,585 5.500%, 11/15/53, (AMT) 11/32 at 100.00 3,922,727
500 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.000%, 11/15/47
11/32 at 100.00 549,891
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D:
1,000 5.750%, 11/15/45, (AMT) 11/32 at 100.00 1,132,477
1,000 5.000%, 11/15/53, (AMT) 11/32 at 100.00 1,047,688
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A:
2,000 5.000%, 12/01/27, (AMT) No Opt. Call 2,121,889
1,000 5.000%, 12/01/30, (AMT) No Opt. Call 1,104,823
8,000 4.000%, 12/01/43, (AMT) 12/28 at 100.00 7,748,605
8,305 5.000%, 12/01/43, (AMT) 12/28 at 100.00 8,592,453
1,905 5.250%, 12/01/43, (AMT) 12/28 at 100.00 1,997,901
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/37
12/28 at 100.00 1,081,227
500 Denver City and County, Colorado, Special Facilities Airport Revenue Bonds,
United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32, (AMT)
4/24 at 100.00 499,964
620 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project
Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27, (AMT)
4/24 at 100.00 620,726

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Grand Junction Regional Airport Authority, Colorado, General Airport
Revenue Bonds, Refunding Series 2016A:
$ 680 5.000%, 12/01/25 - NPFG Insured No Opt. Call $ 699,097
965 5.000%, 12/01/27 - NPFG Insured 12/26 at 100.00 1,013,950
1,215 5.000%, 12/01/32 12/26 at 100.00 1,271,820
1,275 5.000%, 12/01/33 12/26 at 100.00 1,334,279
1,000 5.000%, 12/01/34 12/26 at 100.00 1,045,715
Total Transportation 48,365,023
U.S. Guaranteed - 6.3% (d)
150 Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley,
Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34, (Pre-
refunded 12/15/26)
12/26 at 100.00 155,253
Colorado Health Facilities Authority, Colorado, Health Facilities Revenue
Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding
Series 2017:
50 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 53,437
1,585 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 1,693,944
3,535 Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds,
NCMC Inc., Series 2016, 4.000%, 5/15/32, (Pre-refunded 5/15/26)
5/26 at 100.00 3,598,862
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical
Lutheran Good Samaritan Society Project, Series 2013A:
450 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 459,601
3,000 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 3,064,007
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Refunding Series 2015B:
3,530 5.000%, 9/01/31, (Pre-refunded 9/01/25) 9/25 at 100.00 3,630,850
1,315 4.000%, 9/01/34, (Pre-refunded 9/01/25) 9/25 at 100.00 1,333,531
Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2016B:
500 5.000%, 3/01/34, (Pre-refunded 3/01/27) 3/27 at 100.00 534,353
500 5.000%, 3/01/41, (Pre-refunded 3/01/27) 3/27 at 100.00 534,354
1,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014,
5.000%, 8/01/44, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 1,006,282
Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
1,200 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 1,258,330
6,000 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 6,291,647
1,000 Gunnison Watershed School District RE1J, Gunnison and Saguache Counties,
Colorado, General Obligation Bonds, Refunding Series 2014A, 4.000%,
12/01/33, (Pre-refunded 12/01/24)
12/24 at 100.00 1,006,198
1,000 Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 4.000%, 12/01/40, (Pre-refunded 12/01/25)
12/25 at 100.00 1,016,401
645 University of Colorado, Enterprise System Revenue Bonds, Refunding Series
2014B-1, 4.000%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 646,156
3,410 University of Colorado, Enterprise System Revenue Bonds, Refunding Series
2017A-2, 4.000%, 6/01/36, (Pre-refunded 6/01/28)
6/28 at 100.00 3,608,634
Total U.S. Guaranteed 29,891,840
Utilities - 16.1%
Arapahoe County Water and Wastewater Authority, Colorado, Revenue
Bonds, Refunding Series 2019:
1,000 4.000%, 12/01/37 12/29 at 100.00 1,025,399
1,845 4.000%, 12/01/38 12/29 at 100.00 1,887,969
Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water System
Project, Series 2022:
13,130 5.000%, 6/01/47 6/32 at 100.00 14,321,408
3,550 5.000%, 6/01/52 6/32 at 100.00 3,836,689
500 Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue
Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 474,457
4,435 Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement
Series 2022B, 5.250%, 11/15/52
11/32 at 100.00 4,921,845

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement
Series 2023A:
$ 3,270 5.250%, 11/15/48 11/33 at 100.00 $ 3,692,563
4,000 5.250%, 11/15/53 11/33 at 100.00 4,454,501
500 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2015A, 4.000%, 11/15/35
11/25 at 100.00 505,126
1,000 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, City of Sterling Wastewater Utility Enterprise
Project, Series 2023A, 5.000%, 9/01/48 - AGM Insured
9/33 at 100.00 1,090,564
1,000 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series 2011B,
4.125%, 8/01/26
4/24 at 100.00 1,004,310
1,090 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Telluride Town Project, Series 2020A, 4.000%,
6/01/35 - AGM Insured
6/30 at 100.00 1,134,986
12,000 Denver City and County Board of Water Commissioners, Colorado, Water
Revenue Bonds, Series 2022A, 5.000%, 12/15/52
12/32 at 100.00 13,094,072
4,200 Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise
Wastewater Revenue Bonds, Improvement Series 2020A, 4.000%, 12/01/49 -
AGM Insured
12/29 at 100.00 4,148,305
1,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Improvement Series 2019A, 4.000%,
11/15/38
11/29 at 100.00 1,020,759
East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Refunding Series 2015:
650 5.000%, 11/15/32 11/25 at 100.00 669,399
1,500 4.000%, 11/15/35 11/25 at 100.00 1,516,121
500 Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue
Bonds, Refunding Series 2015, 3.000%, 12/01/29
12/25 at 100.00 500,418
1,140 Fort Lupton, Colorado, Water System Revenue Bonds, Refunding &
Improvement Series 2017, 4.000%, 12/01/42 - AGM Insured
12/27 at 100.00 1,144,855
320 Fountain, El Paso County, Colorado, Acting by and through the City of
Fountain Electric, Water and Wastewater Utility Enterprise, Water and Electric
Revenue Bonds, Series 2019, 4.000%, 12/01/35 - AGM Insured
12/26 at 100.00 326,857
2,180 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 4.000%,
12/01/51 - AGM Insured
12/31 at 100.00 2,039,282
1,000 Loveland, Colorado, Electric and Communications Enterprise Revenue
Bonds, Series 2019A, 5.000%, 12/01/44
12/28 at 100.00 1,049,535
8,805 Parker Water and Sanitation District, Douglas County, Colorado, Water and
Sewer Enterprise Revenue Bonds, Refunding & Improvement Series 2022,
4.000%, 11/01/47
11/32 at 100.00 8,800,438
1,295 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28
No Opt. Call 1,373,739
2,000 Upper Eagle Regional Water Authority, Eagle County, Colorado, Water
Revenue Bonds, Refunding & Improvement Series 2020, 4.000%, 12/01/50 -
AGM Insured
12/30 at 100.00 1,903,930
Total Utilities 75,937,527
Total Municipal Bonds
(cost $461,979,671) 467,445,699
Total Long-Term Investments
(cost $461,979,671) 467,445,699
Other Assets & Liabilities, Net - 1.0% 4,900,984
Net Assets - 100% $ 472,346,683

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 467,445,699 $ – $ 467,445,699
Total
$ – $ 467,445,699 $ – $ 467,445,699
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.7%
X 254,832,382
MUNICIPAL BONDS - 97.7%   X 254,832,382
Consumer Discretionary - 2.0%
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017:
$ 615 5.000%, 9/01/34 9/27 at 100.00 $ 615,323
4,000 5.000%, 9/01/39 9/27 at 100.00 3,977,488
1,000 (c) Maryland Economic Development Corporation, Revenue Bonds, Chesapeake
Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31
4/24 at 100.00 600,000
Total Consumer Discretionary 5,192,811
Consumer Staples - 2.2%
890 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2,
5.000%, 6/01/55
6/30 at 100.00 849,379
470 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds,
Refunding Series 2002, 5.500%, 5/15/39
4/24 at 100.00 471,329
1,025 Guam Economic Development & Commerce Authority, Tobacco Settlement
Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
3/24 at 100.00 1,024,984
510 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 524,209
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 1,023,463
1,900 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 1,719,311
Total Consumer Staples 5,612,675
Education and Civic Organizations - 5.8%
1,000 Chestertown, Maryland, Economic Development Project Revenue Bonds,
Washington College, Refunding Series 2021A, 4.000%, 3/01/36
3/31 at 100.00 960,523
1,500 Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount
Saint Mary's University Inc., Series 2017A, 5.000%, 9/01/45, 144A
9/27 at 100.00 1,422,407
500 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Goucher College, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 510,022
645 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Imagine Andrews Public Charter School, Series 2022A, 5.500%, 5/01/52,
144A
5/30 at 100.00 614,818
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Johns Hopkins University, Series 2013B:
500 5.000%, 7/01/38 3/24 at 100.00 500,182
2,625 4.250%, 7/01/41 3/24 at 100.00 2,625,345
500 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Loyola University Maryland, Series 2014, 4.000%, 10/01/39
10/24 at 100.00 500,571
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Maryland Institute College of Art, Series 2012:
2,000 5.000%, 6/01/29 3/24 at 100.00 2,001,235
1,000 5.000%, 6/01/47 3/24 at 100.00 989,093
700 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Maryland Institute College of Art, Series 2016, 5.000%, 6/01/33
6/26 at 100.00 714,409
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Maryland Institute College of Art, Series 2017:
315 5.000%, 6/01/36 6/26 at 100.00 320,386
235 5.000%, 6/01/42 6/26 at 100.00 235,666
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Stevenson University, Series 2021A:
1,000 4.000%, 6/01/38 6/31 at 100.00 937,691
2,010 4.000%, 6/01/46 6/31 at 100.00 1,727,429

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,100 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Series 2019, 4.000%,
9/01/43
3/29 at 100.00 $ 1,094,673
Total Education and Civic Organizations 15,154,450
Energy - 1.6%
4,260 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series
2010, 5.750%, 9/01/25
4/24 at 100.00 4,289,149
Total Energy 4,289,149
Health Care - 20.5%
Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015:
660 4.000%, 7/01/32 7/25 at 100.00 662,088
1,650 4.250%, 7/01/35 7/25 at 100.00 1,654,978
1,000 5.000%, 7/01/40 7/25 at 100.00 1,008,373
1,000 5.000%, 7/01/45 7/25 at 100.00 1,006,296
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds
Doctors Community Hospital, Series 2017B:
1,000 5.000%, 7/01/34 7/27 at 100.00 1,033,388
500 5.000%, 7/01/38 7/27 at 100.00 509,193
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds,  Mercy Medical Center, Series 2016A:
90 5.000%, 7/01/36 7/26 at 100.00 92,295
1,250 5.000%, 7/01/38 7/26 at 100.00 1,272,758
440 4.000%, 7/01/42 7/26 at 100.00 411,594
1,680 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 1,437,770
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Adventist Healthcare, Series 2016A:
1,600 5.500%, 1/01/36 1/27 at 100.00 1,659,809
2,020 5.500%, 1/01/46 1/27 at 100.00 2,052,007
2,650 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Frederick Health System Issue Series 2023, 5.250%, 7/01/53
7/33 at 100.00 2,813,292
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Frederick Health System Issue; Series 2020:
740 3.250%, 7/01/39 7/30 at 100.00 619,957
175 4.000%, 7/01/40 7/30 at 100.00 173,566
20 4.000%, 7/01/45 7/30 at 100.00 19,071
1,165 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Greater Baltimore Medical Center, Series 2021A, 3.000%, 7/01/46
7/31 at 100.00 903,816
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
LifeBridge Health Issue, Series 2016:
1,250 4.000%, 7/01/41 7/26 at 100.00 1,244,596
500 5.000%, 7/01/47 7/26 at 100.00 509,726
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
LifeBridge Health System, Series 2015:
1,015 4.125%, 7/01/47 7/25 at 100.00 996,072
1,020 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Medstar Health Issue, Series 2013B, 5.000%, 8/15/38
3/24 at 100.00 1,020,190
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
MedStar Health Issue, Series 2017A:
2,000 5.000%, 5/15/42 5/27 at 100.00 2,044,584
7,625 5.000%, 5/15/45 5/27 at 100.00 7,753,971
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Peninsula Regional Medical Center Issue, Series 2020A:
1,560 5.000%, 7/01/34 7/30 at 100.00 1,689,429
2,000 4.000%, 7/01/48 7/30 at 100.00 1,862,458
2,075 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 2,133,877
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/39
7/27 at 100.00 2,590,766

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
University of Pittsburgh Medical Center, Series 2020B:
$ 4,750 4.000%, 4/15/45 4/30 at 100.00 $ 4,597,621
2,000 4.000%, 4/15/50 4/30 at 100.00 1,900,425
Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group,
Series 2015:
7,000 4.000%, 12/01/44 6/25 at 100.00 6,880,008
1,000 5.000%, 12/01/44 6/25 at 100.00 1,010,713
Total Health Care 53,564,687
Housing/Multifamily - 11.0%
2,000 Howard County Housing Commission, Maryland, Revenue Bonds, Columbia
Commons Apartments, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 2,003,584
2,000 Howard County Housing Commission, Maryland, Revenue Bonds, Columbia
Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 1,770,050
640 Howard County Housing Commission, Maryland, Revenue Bonds, Gateway
Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 597,650
3,000 Howard County Housing Commission, Maryland, Revenue Bonds, Orchard
Meadows Apartments, Series 2024, 5.000%, 12/01/43
12/33 at 100.00 3,198,293
1,660 Howard County Housing Commission, Maryland, Revenue Bonds, The Verona
at Oakland Mills Project, Series 2013, 5.000%, 10/01/28
4/24 at 100.00 1,662,348
1,310 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Green Series
2021A, 2.200%, 7/01/41
1/31 at 100.00 953,712
1,000 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Green Series
2021B, 2.100%, 1/01/41
7/31 at 100.00 721,187
1,000 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Green Series
2021C, 2.600%, 1/01/42
7/31 at 100.00 770,373
935 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Series 2000A,
2.600%, 7/01/40
7/29 at 100.00 738,665
1,430 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Series 2014D,
4.000%, 7/01/45
4/24 at 100.00 1,337,107
235 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Series 2017C,
3.550%, 7/01/42
1/27 at 100.00 218,362
1,480 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Series 2018A,
3.950%, 7/01/43
1/28 at 100.00 1,426,296
1,000 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Series 2020E,
2.150%, 7/01/40
1/30 at 100.00 733,277
1,750 Maryland Community Development Administration, Department of Housing
and Community Development, Multifamily Development Revenue Bonds,
Marlborough Apartments, Series 2014I, 3.450%, 12/15/31
12/24 at 100.00 1,752,156
575 Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017, 5.000%,
7/01/32
7/27 at 100.00 585,172
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Morgan State University Project, Senior Series 2022, 6.000%, 7/01/58
7/32 at 100.00 1,107,155
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Morgan State University Project, Series 2020:
200 4.000%, 7/01/40 7/30 at 100.00 192,123
1,150 5.000%, 7/01/50 7/30 at 100.00 1,171,333
500 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Salisbury University Project, Refunding Series 2013, 5.000%, 6/01/34
4/24 at 100.00 498,988
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27
4/24 at 100.00 1,000,272

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien
Series 2015:
$ 255 5.000%, 7/01/31 7/25 at 100.00 $ 257,850
475 5.000%, 7/01/35 7/25 at 100.00 479,515
1,140 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, Baltimore County Project, Refunding Series
2016, 3.600%, 7/01/35 - AGM Insured
4/24 at 100.00 1,120,165
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, College Park Project, Refunding Series 2016:
1,145 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 1,188,201
520 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 529,268
1,250 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.650%, 7/01/34
7/24 at 100.00 1,251,535
750 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021B, 2.250%, 7/01/41
7/30 at 100.00 551,664
1,000 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.200%, 7/01/36
7/30 at 100.00 823,533
Total Housing/Multifamily 28,639,834
Housing/Single Family - 3.6%
2,500 Maryland Community Development Administration Department of Housing
and Community Development, Residential Revenue Bonds, Series 2014C,
3.200%, 9/01/28
3/24 at 100.00 2,496,977
2,500 Maryland Community Development Administration Department of Housing
and Community Development, Residential Revenue Bonds, Series 2019B,
3.200%, 9/01/39
9/28 at 100.00 2,246,101
725 Maryland Community Development Administration Department of Housing
and Community Development, Residential Revenue Bonds, Series 2019C,
3.000%, 3/01/42
3/29 at 100.00 611,378
1,430 Maryland Community Development Administration Department of Housing
and Community Development, Residential Revenue Bonds, Series 2021A,
2.000%, 9/01/43
3/30 at 100.00 959,854
500 Maryland Community Development Administration Department of Housing
and Community Development, Residential Revenue Bonds, Series 2021B,
2.100%, 9/01/41
3/30 at 100.00 355,153
2,000 Maryland Community Development Administration Department of Housing
and Community Development, Residential Revenue Bonds, Series 2021C,
2.450%, 9/01/41
9/30 at 100.00 1,531,416
1,000 Maryland Community Development Administration Department of Housing
and Community Development, Residential Revenue Bonds, Taxable Series
2019D, 3.200%, 7/01/44
7/29 at 100.00 866,248
420 Montgomery County Housing Opportunities Commission, Maryland, Program
Revenue Bonds, Series 2019C, 3.300%, 7/01/39, (AMT)
1/28 at 100.00 381,305
Total Housing/Single Family 9,448,432
Long-Term Care - 4.4%
1,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016,
5.000%, 1/01/37
1/26 at 100.00 1,016,764
1,750 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2020,
4.000%, 1/01/45
1/27 at 103.00 1,622,251
2,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc Facility,
Series 2020, 4.000%, 1/01/50
1/27 at 103.00 1,798,171
1,200 Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury
Methodist Obligated Group Project, Refunding Series 2018A, 5.000%,
1/01/33
4/24 at 104.00 1,219,950
1,250 Howard County, Maryland, Retirement Community Revenue Bonds, Vantage
House, Refunding Series 2017, 5.000%, 4/01/44
4/27 at 100.00 1,057,445
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Charlestown Community Issue, Series 2016A:
700 5.000%, 1/01/36 7/26 at 100.00 721,743
835 5.000%, 1/01/45 7/26 at 100.00 848,019

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Series 2017A-1:
$ 575 5.000%, 11/01/30 11/24 at 103.00 $ 574,639
950 5.000%, 11/01/32 11/24 at 103.00 945,322
100 5.000%, 11/01/37 11/24 at 103.00 97,292
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B:
500 5.000%, 11/01/42 11/24 at 103.00 463,324
1,100 5.000%, 11/01/47 11/24 at 103.00 977,089
Total Long-Term Care 11,342,009
Tax Obligation/General - 12.4%
1,000 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
Water & Sewer, Series 2019, 5.000%, 10/01/41
10/29 at 100.00 1,092,492
4,175 Baltimore County, Maryland, General Obligation Bonds, Metropolitan District
84th Issue, Series 2023, 5.000%, 3/01/43
3/33 at 100.00 4,731,623
1,000 Calvert County, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2023, 5.000%, 7/01/32
No Opt. Call 1,188,521
2,040 Corona-Norco Unified School District, Riverside County, California, General
Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series
2009C, 0.000%, 8/01/32
No Opt. Call 1,496,879
1,000 Howard County, Maryland, General Obligation Bonds, Consolidated Public
Improvement Project, Series 2020A, 4.000%, 8/15/39
8/30 at 100.00 1,033,712
2,000 Howard County, Maryland, General Obligation Bonds, Consolidated Public
Improvement Project, Series 2024A, 5.000%, 8/15/37 , (WI/DD)
8/33 at 100.00 2,358,932
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2017A, 5.000%, 3/15/31
3/27 at 100.00 1,069,891
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2018A, 5.000%, 3/15/29
3/28 at 100.00 1,095,167
3,000 Montgomery County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2020A, 4.000%, 8/01/24
No Opt. Call 3,010,454
1,015 Montgomery County, Maryland, General Obligation Bonds, Refunding
Consolidated Public Improvement Series 2021A, 5.000%, 8/01/24
No Opt. Call 1,022,618
5,645 Murrieta Valley Unified School District, Riverside County, California, General
Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32 - AGM Insured
No Opt. Call 4,298,449
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
1,000 5.375%, 7/01/25 No Opt. Call 1,015,315
1,000 5.625%, 7/01/29 No Opt. Call 1,084,666
2,000 0.000%, 7/01/33 7/31 at 89.94 1,289,085
1,000 4.000%, 7/01/46 7/31 at 103.00 903,804
1,155 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2023, 5.000%, 6/01/39
6/33 at 100.00 1,342,945
2,000 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2024, 5.000%, 6/01/38
6/34 at 100.00 2,369,633
Wylie Independent School District, Collin County, Texas, General Obligation
Bonds, School Building Series 2015B:
6,220 0.000%, 8/15/49 8/25 at 37.14 1,907,715
Total Tax Obligation/General 32,311,901
Tax Obligation/Limited - 15.7%
1,000 Baltimore, Maryland, Special Obligation Bonds, Center/West Development
Project, Series 2017A, 5.375%, 6/01/36
6/26 at 100.00 1,015,775
Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park
Project, Series 2017A:
460 4.500%, 9/01/33 9/27 at 100.00 459,811
220 5.000%, 9/01/38 9/27 at 100.00 221,774
755 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.000%, 6/01/36
6/26 at 100.00 760,950
1,300 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.500%, 6/01/39, 144A
6/29 at 100.00 1,126,229

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 250 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.700%, 6/01/39, 144A
3/24 at 100.00 $ 216,949
1,550 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 5.000%, 6/01/51, 144A
6/31 at 100.00 1,554,116
Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick
Crossing Special Taxing District, Refunding Series 2019:
380 4.000%, 7/01/29 1/29 at 100.00 374,969
334 5.000%, 7/01/36 1/29 at 100.00 342,110
85 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 - RAAI
Insured
4/24 at 100.00 85,161
Frederick County, Maryland, Special Obligation Bonds, Urbana Community
Development Authority, Refunding Series 2020A:
1,015 4.000%, 7/01/38 7/30 at 100.00 1,019,037
500 4.000%, 7/01/39 7/30 at 100.00 498,684
340 Frederick County, Maryland, Special Obligation Bonds, Urbana Community
Development Authority, Refunding Series 2020B, 4.000%, 7/01/40
7/30 at 100.00 318,045
55 Frederick County, Maryland, Special Obligation Bonds, Urbana Community
Development Authority, Refunding Series 2020C, 4.000%, 7/01/50, 144A
7/30 at 100.00 49,568
1,000 Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson
Technology Park Project, Refunding Series 2020A, 5.000%, 7/01/43, 144A
7/30 at 102.00 998,320
170 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019, 3.750%,
7/01/39
7/29 at 100.00 152,728
100 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 98,014
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A:
1,015 5.000%, 12/01/33 12/26 at 100.00 1,043,893
500 5.000%, 12/01/46 12/26 at 100.00 491,968
750 Harford County, Maryland, Special Obligation Bonds, Beechtree Estates
Project, Refunding Series 2021, 4.000%, 7/01/36
7/30 at 100.00 773,208
725 Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2014, 5.800%, 2/15/34
4/24 at 100.00 725,206
Howard County, Maryland, Special Obligation Bonds, Downtown Columbia
Project, Series 2017A:
600 4.125%, 2/15/34, 144A 2/26 at 100.00 584,216
550 4.375%, 2/15/39, 144A 2/26 at 100.00 530,991
1,285 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/34
7/25 at 100.00 1,276,640
185 Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44
1/27 at 100.00 176,606
2,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 1,700,777
965 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 5.000%, 6/01/34
6/32 at 100.00 1,116,050
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools
Construction & Revitalization Program, Series 2016:
1,250 5.000%, 5/01/33 5/26 at 100.00 1,302,977
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools
Construction & Revitalization Program, Series 2018A:
2,000 5.000%, 5/01/36 5/28 at 100.00 2,146,364
2,000 5.000%, 5/01/47 5/28 at 100.00 2,086,726
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools
Construction & Revitalization Program, Taxable Refunding Series 2022C:
1,500 0.000%, 5/01/51 No Opt. Call 414,801
1,500 0.000%, 5/01/52 No Opt. Call 393,386
575 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 617,298
525 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A
1/26 at 100.00 524,510

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,000 Prince George's County, Maryland, Certificates of Participation, University of
Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/38
10/28 at 100.00 $ 2,146,018
346 Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls
Project, Series 2005, 5.250%, 7/01/35
4/24 at 100.00 347,399
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
13 0.000%, 7/01/24 No Opt. Call 12,857
55 0.000%, 7/01/27 No Opt. Call 48,767
54 0.000%, 7/01/29 7/28 at 98.64 44,470
70 0.000%, 7/01/31 7/28 at 91.88 53,257
78 0.000%, 7/01/33 7/28 at 86.06 54,559
2,610 0.000%, 7/01/51 7/28 at 30.01 630,536
1,000 4.750%, 7/01/53 7/28 at 100.00 1,000,572
5,465 5.000%, 7/01/58 7/28 at 100.00 5,505,977
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
500 4.329%, 7/01/40 7/28 at 100.00 497,714
3 4.536%, 7/01/53 7/28 at 100.00 2,906
47 4.784%, 7/01/58 7/28 at 100.00 46,883
1,000 Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation
Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A
9/25 at 100.00 1,014,914
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
4/24 at 100.00 1,010,821
3,250 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 3,207,979
Total Tax Obligation/Limited 40,823,486
Transportation - 9.3%
Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
120 5.000%, 7/01/33, (AMT) 7/28 at 100.00 126,724
425 5.000%, 7/01/34, (AMT) 7/28 at 100.00 449,181
Maryland Department of Transportation, Special Transportation Project
Revenue Bonds, Baltimore/Washington International Thurgood Marshall
Airport, Series 2021B:
3,500 5.000%, 8/01/46, (AMT) 8/31 at 100.00 3,667,519
1,000 4.000%, 8/01/51, (AMT) 8/31 at 100.00 929,183
800 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/44, (AMT)
6/29 at 100.00 825,343
1,940 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A,
5.000%, 6/01/35
6/28 at 100.00 2,039,396
1,500 Maryland Economic Development Corporation, Air Cargo Obligated Group
Revenue Bonds, AFCO Airport Real Estate Group, Series 2019, 4.000%,
7/01/44, (AMT)
7/29 at 100.00 1,369,520
1,500 Maryland Economic Development Corporation, Economic Development
Revenue Bonds, Annapolis Mobility and Resilience Project, Senior Series
2022A, 5.250%, 6/30/53
6/32 at 100.00 1,559,837
Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds Baltimore City Project, Subordinate Parking Facilities Revenue Bonds,
Series 2018C:
500 4.000%, 6/01/38 6/28 at 100.00 438,289
305 4.000%, 6/01/58 6/28 at 100.00 228,389
1,275 Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds, Series
2018A, 5.000%, 6/01/58
6/28 at 100.00 1,284,539
2,915 Maryland Economic Development Corporation, Private Activity Revenue
Bonds, Purple Line Light Rail Project, Green Series 2022B, 5.250%, 6/30/52,
(AMT)
6/32 at 100.00 2,973,815
565 Maryland Transportation Authority, Revenue Bonds, Transportation Facilities
Projects, Refunding Series 2024A, 5.000%, 7/01/43 , (WI/DD)
7/34 at 100.00 645,439

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Maryland Transportation Authority, Revenue Bonds, Transportation Facilities
Projects, Series 2021A:
$ 1,000 5.000%, 7/01/46 7/31 at 100.00 $ 1,092,772
3,000 5.000%, 7/01/51 7/31 at 100.00 3,240,189
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Refunding Series 2016:
55 5.000%, 8/01/26, (AMT) 3/24 at 100.00 55,014
340 5.000%, 8/01/31, (AMT) 3/24 at 100.00 340,016
1,260 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River
Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, 3.000%,
1/01/41, (AMT)
1/32 at 100.00 1,015,820
2,000 Washington Metropolitan Area Transit Authority, District of Columbia, Gross
Revenue Bonds, Series 2018, 5.000%, 7/01/43
7/27 at 100.00 2,079,925
Total Transportation 24,360,910
U.S. Guaranteed - 3.6% (d)
480 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 499,182
870 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured, (ETM)
8/21 at 100.00 900,134
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
LifeBridge Health System, Series 2015:
1,000 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 1,013,362
750 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 769,691
1,250 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%,
7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 1,254,697
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools
Construction & Revitalization Program, Series 2016:
1,000 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 1,045,924
2,000 5.000%, 5/01/41, (Pre-refunded 5/01/26) 5/26 at 100.00 2,091,849
1,500 Washington County Commissioners, Maryland, Revenue Bonds, Diakon
Lutheran Social Ministries Project, Series 2019B, 5.000%, 1/01/30, (Pre-
refunded 1/01/29)
1/29 at 100.00 1,654,180
Wylie Independent School District, Collin County, Texas, General Obligation
Bonds, School Building Series 2015B:
780 0.000%, 8/15/49, (Pre-refunded 8/15/25) 8/25 at 37.14 275,518
Total U.S. Guaranteed 9,504,537
Utilities - 5.6%
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Refunding Series
2022A, 5.250%, 7/01/47
7/32 at 100.00 2,220,281
1,500 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2014A, 5.000%, 7/01/44
1/25 at 100.00 1,511,281
2,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 2,063,818
2,150 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 2,192,104
415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 425,972
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016:
500 5.000%, 7/01/27 7/26 at 100.00 516,017
500 5.000%, 1/01/46 7/26 at 100.00 507,085
2,000 Maryland Economic Development Corporation, Revenue Bonds,
Constellation Energy Group, Inc. Projects, Adjustable Mode, Refunding Series
2006B, 4.100%, 10/01/36, (Mandatory Put 4/03/28)
No Opt. Call 2,055,951
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A:
1,000 5.000%, 7/01/30, 144A No Opt. Call 1,039,469
2,000 5.000%, 7/01/47, 144A 7/30 at 100.00 2,019,292

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 36 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien
Series 2008A, 6.125%, 7/01/24
No Opt. Call $ 36,231
Total Utilities 14,587,501
Total Municipal Bonds
(cost $259,544,302) 254,832,382
Total Long-Term Investments
(cost $259,544,302) 254,832,382
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  2.3%
X 6,000,000
MUNICIPAL BONDS - 2.3%   X 6,000,000
Total Municipal Bonds
(cost $6,000,000) $ 6,000,000
Health Care - 2 .3%
$ 6,000 (e) Maryland Health and Higher Educational Facilities Authority, Pooled Loan
Program Revenue Bonds, Series 1985A, 3.740%, 4/01/35, (Mandatory Put
3/07/24)
2/24 at 100.00 6,000,000
Total Health Care 6,000,000
Total Municipal Bonds
(cost $6,000,000) 6,000,000
Total Short-Term Investments
(cost $6,000,000) 6,000,000
Total Investments
(cost $265,544,302) - 100.0% 260,832,382
Other Assets & Liabilities, Net - 0.0% 97,109
Net Assets - 100% $ 260,929,491
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 254,832,382 $ – $ 254,832,382
Short-Term Investments:
Municipal Bonds – 6,000,000 – 6,000,000
Total
$ – $ 260,832,382 $ – $ 260,832,382

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 94.1%
X 68,353,532
MUNICIPAL BONDS - 94.1%   X 68,353,532
Education and Civic Organizations - 6.5%
$ 2,235 Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue
Bonds, Albuquerque Academy Project, Refunding Series 2020, 4.000%,
9/01/40
9/30 at 100.00 $ 2,164,648
685 New Mexico Institute of Mining and Technology, Revenue Bonds, Series
2019, 4.000%, 12/01/37 - AGM Insured
12/29 at 100.00 693,031
535 New Mexico State University, Revenue Bonds, Refunding & Improvement
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 554,758
University of New Mexico, Revenue Bonds, System Improvement Series 2023:
1,000 5.250%, 6/01/49 - AGM Insured 6/33 at 100.00 1,112,985
200 5.500%, 6/01/53 - AGM Insured 6/33 at 100.00 224,699
Total Education and Civic Organizations 4,750,121
Health Care - 11.0%
500 Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix
Children's Hospital, Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 474,852
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2017A:
1,000 4.000%, 8/01/36 11/27 at 100.00 1,016,656
1,000 4.000%, 8/01/46 11/27 at 100.00 965,380
1,010 5.000%, 8/01/46 11/27 at 100.00 1,042,791
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019A:
240 5.000%, 8/01/44 8/29 at 100.00 251,781
1,300 4.000%, 8/01/48 8/29 at 100.00 1,242,379
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, San
Juan Regional Medical Center, Refunding & Improvement Series 2020:
1,500 4.000%, 6/01/34 6/30 at 100.00 1,502,843
785 4.000%, 6/01/35 6/30 at 100.00 781,250
750 Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit
Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 723,843
Total Health Care 8,001,775
Housing/Multifamily - 1.4%
1,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
3/24 at 100.00 1,002,384
Total Housing/Multifamily 1,002,384
Housing/Single Family - 4.3%
295 New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Bonds, Class 1 Series 2018C, 3.875%, 7/01/43
1/28 at 100.00 284,540
1,380 New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Bonds, Class 1 Series 2019C, 3.600%, 7/01/44
7/28 at 100.00 1,262,724
745 New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Bonds, Class 1 Series 2021A, 2.300%, 7/01/46
7/30 at 100.00 503,842
115 New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 78,691
1,235 New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Bonds, Class 1 Series 2022A, 2.550%, 9/01/42
3/31 at 100.00 964,917
Total Housing/Single Family 3,094,714
Long-Term Care - 1.7%
1,365 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2012, 5.000%, 5/15/42
4/24 at 100.00 1,231,757
Total Long-Term Care 1,231,757

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 7.8%
$ 1,000 Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties,
New Mexico, General Obligation Bonds, School Building Series 2018,
5.000%, 8/01/36
8/28 at 100.00 $ 1,079,783
2,400 Central New Mexico Community College, Bernalillo and Sandoval Counties,
New Mexico, General Obligation Bonds, Limited Tax Series 2023, 4.000%,
8/15/37
8/30 at 100.00 2,474,621
1,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%,
7/01/46
7/31 at 103.00 903,804
515 Silver City Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds, School Building Series 2017, 4.000%, 8/01/37
8/25 at 100.00 519,681
675 Silver Consolidated School District 1, Grant County, New Mexico, General
Obligation Bonds,  School Building Series 2019, 4.000%, 8/01/37
8/28 at 100.00 694,441
Total Tax Obligation/General 5,672,330
Tax Obligation/Limited - 36.4%
1,195 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement
Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 1,216,999
755 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement
Series 2022B, 5.000%, 7/01/41
7/32 at 100.00 853,331
1,005 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
1996B, 5.700%, 4/01/27 - NPFG Insured
No Opt. Call 1,053,212
1,240 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
2017A, 4.000%, 6/15/34
6/27 at 100.00 1,279,010
425 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
4/24 at 100.00 425,071
200 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 188,162
1,000 Clayton, New Mexico, Jail Project Revenue Bonds, Refunding & Improvement
Series 2015, 5.000%, 11/01/29
11/25 at 100.00 1,017,484
600 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015, 4.000%, 8/01/35 - BAM Insured
8/24 at 100.00 603,141
1,000 Curry County, New Mexico, Gross Receipts Tax Improvement Revenue Bonds,
Series 2014, 5.000%, 12/01/36 - BAM Insured
12/24 at 100.00 1,010,372
500 Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D,
5.000%, 11/15/39
11/25 at 100.00 505,534
780 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 767,470
125 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2016, 3.000%, 4/01/41
4/26 at 100.00 110,121
500 Lower Petroglyphs Public Improvements District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Refunding Series 2018, 5.000%, 10/01/38
10/27 at 100.00 482,705
230 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 240,592
675 McKinley County, New Mexico, Gross Receipts Revenue Bonds, Tax
Improvement Series 2023, 4.250%, 6/01/47 - BAM Insured
6/33 at 100.00 669,192
810 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33
4/24 at 100.00 810,050
1,000 Montecito Estates Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Refunding Series 2016, 4.000%, 10/01/37
10/26 at 100.00 1,015,775
1,320 New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission Series 2014A, 5.000%, 6/15/32
6/24 at 100.00 1,326,337
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,850 0.000%, 7/01/46 7/28 at 41.38 1,253,431
1,000 4.750%, 7/01/53 7/28 at 100.00 1,000,572
770 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds,
Series 2017, 4.000%, 8/01/34
8/27 at 100.00 791,364
970 Saltillo Public Improvement District, Albuquerque, New Mexico, Special Levy
Revenue Bonds, Refunding Series 2018, 4.000%, 10/01/37 - BAM Insured
10/28 at 100.00 1,000,071
1,015 San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015B, 5.000%, 6/15/33
6/24 at 100.00 1,018,213
1,575 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call 1,660,674

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Santa Fe, Minnesota, Gross Receipts Tax Revenue Bonds, Improvement Senior
Lien Series 2018A:
$ 500 5.000%, 6/01/36 6/28 at 100.00 $ 543,687
400 5.000%, 6/01/37 6/28 at 100.00 433,038
555 Trails Public Improvement District, Albuquerque, New Mexico, Special Levy
Revenue Bonds, Series 2008, 7.750%, 10/01/38
4/24 at 100.00 556,690
1,000 Ventana West Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 - BAM Insured
8/25 at 100.00 1,012,082
1,890 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
4/24 at 100.00 1,902,272
500 Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy
Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 503,413
Winrock Town Center Tax Increment Development District 1, Albuquerque,
New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2022:
5 3.750%, 5/01/28, 144A No Opt. Call 4,929
500 4.000%, 5/01/33, 144A 5/29 at 103.00 488,040
760 Winrock Town Center Tax Increment Development District 1, Albuquerque,
New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series
2020, 8.000%, 5/01/40, 144A
4/24 at 103.00 733,820
Total Tax Obligation/Limited 26,476,854
U.S. Guaranteed - 2.2% (c)
1,550 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44, (Pre-
refunded 8/01/25)
8/25 at 100.00 1,589,284
Total U.S. Guaranteed 1,589,284
Utilities - 22.8%
1,000 Albuquerque Bernalillo County Water Utility Authority, New Mexico, Joint
Water and Sewer System Revenue Bonds, Refunding & Improvement Senior
Lien Series 2015, 4.000%, 7/01/33
7/25 at 100.00 1,010,146
1,000 Albuquerque Bernalillo County Water Utility Authority, New Mexico, Joint
Water and Sewer System Revenue Bonds, Refunding & Improvement Senior
Lien Series 2017, 5.000%, 7/01/32
7/27 at 100.00 1,065,785
1,970 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,
Series 2020, 4.000%, 7/01/43
7/30 at 100.00 1,967,360
750 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 777,253
1,015 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 1,044,073
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41
6/26 at 100.00 1,026,554
450 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2018D, 5.000%, 6/01/37
6/28 at 100.00 485,165
975 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2020B, 3.000%, 6/01/40
6/30 at 100.00 872,267
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2022C, 5.000%, 6/01/42
6/32 at 100.00 1,113,527
1,305 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2023A-1, 5.000%, 6/01/41
6/33 at 100.00 1,473,075
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2023B, 5.250%, 6/01/48
6/33 at 100.00 1,120,777
915 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Subordinate Lien Series 2019A, 5.000%, 6/15/35
6/28 at 100.00 995,389
800 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 5.000%, 7/01/33, 144A
7/31 at 100.00 835,844
705 Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds,
Improvement Series 2017, 5.000%, 6/01/37 - BAM Insured
6/26 at 100.00 729,672
500 Santa Fe, New Mexico, Net Wastewater Utility System Environmental Services
Gross Receipts Tax Improvement Revenue Bonds, Climate Certified Green
Series 2019, 4.000%, 6/01/37
6/28 at 100.00 512,138

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,500 Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding Series
2016, 4.000%, 6/01/39
6/26 at 100.00 $ 1,505,288
Total Utilities 16,534,313
Total Municipal Bonds
(cost $69,454,620) 68,353,532
Total Long-Term Investments
(cost $69,454,620) 68,353,532
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  3.3%
X 2,400,000
MUNICIPAL BONDS - 3.3%   X 2,400,000
Total Municipal Bonds
(cost $2,400,000) $ 2,400,000
Health Care - 3 .3%
$ 800 (d) New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2008B, 3.650%, 8/01/34, (Mandatory
Put 2/29/24)
2/24 at 100.00 800,000
1,600 (d) New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2008D, 3.250%, 8/01/34, (Mandatory
Put 3/07/24)
2/24 at 100.00 1,600,000
Total Health Care 2,400,000
Total Municipal Bonds
(cost $2,400,000) 2,400,000
Total Short-Term Investments
(cost $2,400,000) 2,400,000
Total Investments
(cost $71,854,620) - 97.4% 70,753,532
Other Assets & Liabilities, Net - 2.6% 1,895,278
Net Assets - 100% $ 72,648,810

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 68,353,532 $ – $ 68,353,532
Short-Term Investments:
Municipal Bonds – 2,400,000 – 2,400,000
Total
$ – $ 70,753,532 $ – $ 70,753,532
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 94.4%
X 376,427,316
MUNICIPAL BONDS - 88.0%   X 376,427,316
Consumer Staples - 0.3%
$ 1,345 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call $ 1,528,176
Total Consumer Staples 1,528,176
Education and Civic Organizations - 12.4%
2,510 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%, 2/01/30
No Opt. Call 2,849,423
770 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/34
10/26 at 100.00 770,161
480 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/37
10/27 at 100.00 467,282
1,800 Allegheny County Higher Education Building Authority, Pennsylvania,
University Revenue Bonds, Duquesne University, Series 2024, 5.000%,
3/01/42
3/34 at 100.00 2,014,479
295 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/39
10/29 at 100.00 283,867
2,600 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, George School Project, Series 2019, 3.000%, 9/15/49
9/29 at 100.00 1,990,733
1,205 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36
3/27 at 100.00 1,227,360
305 Chester County Industrial Development Authority, Pennsylvania, Avon Grove
Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 303,301
785 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 706,922
295 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia
University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 289,544
3,715 Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova
University, Series 2015, 5.000%, 8/01/45
8/25 at 100.00 3,753,957
1,430 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 1,169,851
Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata
College, Series 2016OO2:
290 3.125%, 5/01/34 5/26 at 100.00 260,589
210 3.250%, 5/01/36 5/26 at 100.00 185,631
355 3.500%, 5/01/41 5/26 at 100.00 293,542
1,095 Lackawanna County Industrial Development Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2017, 4.000%, 11/01/40
11/27 at 100.00 1,061,155
1,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual Language
Charter School, General Purpose Authority, Series 2023, 7.000%, 6/01/53
6/30 at 103.00 1,053,353
1,920 Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania
College of Technology, Series 2016, 3.000%, 10/01/37
10/26 at 100.00 1,777,464
1,250 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 1,200,804
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Germantown Academy Project, Series 2021A, 4.000%,
10/01/41
10/26 at 100.00 877,937
1,060 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 1,072,604
2,880 Pennsylvania Higher Education Assistance Agency, Education Loan Revenue
Bonds, Senior Series 2020A, 2.450%, 6/01/41, (AMT)
6/29 at 100.00 2,481,104
1,365 Pennsylvania Higher Education Assistance Agency, Education Loan Revenue
Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 1,188,020
580 Pennsylvania Higher Education Assistance Agency, Education Loan Revenue
Bonds, Senior Series 2023A, 4.000%, 6/01/44, (AMT)
6/32 at 100.00 569,635

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP
Financing Program-Mount Aloysius College, Series 2016-004:
$ 630 2.625%, 11/01/31 5/26 at 100.00 $ 556,684
690 3.000%, 11/01/42 5/26 at 100.00 519,529
500 5.000%, 11/01/46 5/26 at 100.00 500,374
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Refunding Series 2014:
815 5.000%, 12/01/38 12/24 at 100.00 821,008
670 5.000%, 12/01/44 12/24 at 100.00 673,621
1,000 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Series 2019, 4.000%, 12/01/48
6/29 at 100.00 979,520
560 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel
University, Refunding Series 2016, 4.000%, 5/01/36
5/26 at 100.00 555,758
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle
University, Series 2012:
300 4.000%, 5/01/32 4/24 at 100.00 244,724
1,240 5.000%, 5/01/42 4/24 at 100.00 926,886
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2012:
240 4.000%, 11/01/39 4/24 at 100.00 221,218
1,200 5.000%, 11/01/42 4/24 at 100.00 1,200,288
1,405 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36
11/25 at 100.00 1,426,049
2,350 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/51
7/31 at 100.00 1,958,807
1,000 Pennsylvania State University, Revenue Bonds, Series 2023, 5.250%, 9/01/48 9/33 at 100.00 1,129,549
1,080 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 5.000%, 5/01/37
11/27 at 100.00 860,649
2,020 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Refunding Series 2020A, 4.000%,
11/01/45
11/29 at 100.00 1,873,285
2,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Joseph's University Project, Series 2022, 5.500%, 11/01/60
11/32 at 100.00 2,148,683
2,455 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Temple University, First Series 2015, 5.000%, 4/01/45
4/25 at 100.00 2,473,153
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017:
860 5.000%, 3/15/45, 144A 3/28 at 100.00 721,866
835 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 857,878
1,895 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University
Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/46
6/26 at 100.00 1,680,786
2,090 Washington County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, AICUP Financing Program-Washington and Jefferson
College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 1,898,248
Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of
Scranton, Series 2015A:
665 5.000%, 11/01/32 11/25 at 100.00 683,153
260 5.000%, 11/01/33 11/25 at 100.00 267,097
Total Education and Civic Organizations 53,027,531
Health Care - 14.1%
7,700 Allegheny County Hospital Development Authority, Pennsylvania, Revenue
Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A,
4.000%, 4/01/44
4/28 at 100.00 7,261,482
Berks County Industrial Development Authority, Pennsylvania, Health System
Revenue Bonds, Tower Health Project, Series 2017:
3,705 3.750%, 11/01/42 11/27 at 100.00 1,924,388
1,765 4.000%, 11/01/47 11/27 at 100.00 916,448
1,500 5.000%, 11/01/47 11/27 at 100.00 777,865
755 5.000%, 11/01/50 11/27 at 100.00 390,306

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 5,715 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series 2021,
3.000%, 8/15/53
8/30 at 100.00 $ 4,099,002
2,400 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 2,399,125
1,630 Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie
Health, Series 2021B, 4.000%, 12/01/51
12/31 at 100.00 1,490,626
Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2017A:
655 4.000%, 10/01/36 10/27 at 100.00 665,141
1,000 4.000%, 10/01/37 10/27 at 100.00 1,011,122
2,205 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 2,052,114
Dauphin County General Authority, Pennsylvania, Health System Revenue
Bonds, Pinnacle Health System Project, Refunding Series 2016A:
965 3.000%, 6/01/33 6/26 at 100.00 929,337
610 5.000%, 6/01/35 6/26 at 100.00 630,090
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series
2019A:
1,370 5.000%, 7/01/49 7/29 at 100.00 1,278,640
1,000 Geisinger Authority, Montour County, Pennsylvania, Health System Revenue
Bonds, Geisinger Health System, Series 2014A, 5.000%, 6/01/41
6/24 at 100.00 1,001,745
2,625 Geisinger Authority, Montour County, Pennsylvania, Health System Revenue
Bonds, Geisinger Health System, Series 2017A-1, 5.000%, 2/15/45
2/27 at 100.00 2,687,462
1,875 Geisinger Authority, Montour County, Pennsylvania, Health System Revenue
Bonds, Geisinger Health System, Series 2020A, 4.000%, 4/01/50
4/30 at 100.00 1,782,010
Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021:
1,000 5.000%, 11/01/38 11/29 at 100.00 1,067,078
1,000 5.000%, 11/01/51 11/29 at 100.00 1,037,655
1,730 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 1,766,969
1,195 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 1,226,185
825 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 775,105
Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Refunding Series 2016:
415 3.000%, 11/01/36 5/26 at 100.00 354,606
3,435 4.000%, 11/01/46 5/26 at 100.00 3,098,820
1,950 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/41
11/31 at 100.00 1,875,011
835 Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Pocono Medical Center, Series 2016, 5.000%, 7/01/41
7/26 at 100.00 848,528
1,000 Montgomery County Higher Education and Health Authority, Pennsylvania,
Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48
9/28 at 100.00 1,022,912
Montgomery County Higher Education and Health Authority, Pennsylvania,
Revenue Bonds, Thomas Jefferson University, Series 2019:
2,055 4.000%, 9/01/44 9/29 at 100.00 1,973,945
245 4.000%, 9/01/49 9/29 at 100.00 228,195
Montgomery County Higher Education and Health Authority, Pennsylvania,
Revenue Bonds, Thomas Jefferson University, Series 2022B:
1,910 4.000%, 5/01/52 5/32 at 100.00 1,754,189
2,000 4.000%, 5/01/56 - AGM Insured 5/32 at 100.00 1,877,719
1,000 5.000%, 5/01/57 5/32 at 100.00 1,043,146
2,215 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas
Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 2,231,181
555 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 571,877
3,340 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh
Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 3,395,131

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 1,705 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Refunding Series 2023A, 5.000%, 6/01/34
No Opt. Call $ 2,016,154
700 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 659,530
Total Health Care 60,120,839
Housing/Multifamily - 0.2%
650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion
University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 650,968
100 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 99,651
176 Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily
Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville
Project, Series 2005A, 5.625%, 7/01/35
4/24 at 100.00 179,316
Total Housing/Multifamily 929,935
Housing/Single Family - 12.4%
660 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35
10/24 at 100.00 658,700
1,220 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 1,169,574
3,600 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 3,180,684
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121:
1,485 3.100%, 10/01/36 10/25 at 100.00 1,359,014
5,820 3.200%, 10/01/41 10/25 at 100.00 5,128,716
1,520 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 1,497,857
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37
10/26 at 100.00 1,879,125
180 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 161,193
6,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 5,133,723
4,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 3,065,616
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133:
1,405 2.350%, 10/01/40 10/29 at 100.00 1,079,712
5,255 2.500%, 10/01/45 10/29 at 100.00 3,781,977
1,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 832,989
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-134A:
5,320 1.850%, 4/01/36 10/29 at 100.00 4,143,486
3,145 2.050%, 4/01/41 10/29 at 100.00 2,222,382
2,430 2.100%, 10/01/43 10/29 at 100.00 1,691,855
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-135A:
3,040 2.250%, 10/01/41 10/30 at 100.00 2,233,485
3,935 2.375%, 10/01/46 10/30 at 100.00 2,706,801
4,425 2.500%, 10/01/50 10/30 at 100.00 2,943,574
2,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.600%, 4/01/46
4/31 at 100.00 1,663,468
1,665 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138A, 3.000%, 4/01/42
10/31 at 100.00 1,390,772
1,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.150%, 10/01/42
4/32 at 100.00 1,500,867
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-142A, 4.900%, 10/01/46
10/32 at 100.00 2,088,297

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family (continued)
$ 1,335 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A, 4.600%, 10/01/49 , (WI/DD)
10/32 at 100.00 $ 1,336,045
Total Housing/Single Family 52,849,912
Industrials - 0.8%
250 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1,
10.000%, 12/01/40, 144A
6/30 at 100.00 25
250 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2,
10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 25
2,525 Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%,
11/01/44, (AMT)
11/24 at 100.00 2,534,028
1,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call 988,446
Total Industrials 3,522,524
Long-Term Care - 7.3%
1,510 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A, 5.000%,
5/15/42
5/27 at 100.00 1,486,843
90 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 73,053
860 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 542,840
3,440 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2021A, 4.000%,
12/01/44
12/28 at 103.00 1,973,740
3,490 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 3,108,280
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
705 4.000%, 1/01/33 1/25 at 100.00 682,018
1,120 5.000%, 1/01/38 1/25 at 100.00 1,123,965
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016:
355 5.000%, 1/01/28 1/26 at 100.00 359,919
1,000 5.000%, 1/01/29 1/26 at 100.00 1,012,978
910 5.000%, 1/01/30 1/26 at 100.00 921,012
135 3.250%, 1/01/36 1/26 at 100.00 117,950
1,430 3.250%, 1/01/39 1/26 at 100.00 1,199,447
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A:
285 4.125%, 1/01/38 1/29 at 100.00 269,851
105 5.000%, 1/01/39 1/29 at 100.00 106,203
635 East Hempfield Township Industrial Development Authority, Pennsylvania,
Revenue Bonds, Willow Valley Communities Project, Refunding Series 2016,
5.000%, 12/01/39
12/25 at 100.00 642,524
340 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 343,106
Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Saint Anne's Retirement Community, Inc., Series 2020:
610 5.000%, 3/01/45 3/27 at 102.00 509,039
245 5.000%, 3/01/50 3/27 at 102.00 198,399
1,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis
Homes Retirement Community Project, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 922,268

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Lancaster Industrial Development Authority, Pennsylvania, Health Center
Revenue Bonds, Landis Homes Retirement Community Project, Refunding
Series 2021:
$ 910 4.000%, 7/01/51 7/26 at 103.00 $ 684,715
1,400 4.000%, 7/01/56 7/26 at 103.00 1,022,639
2,750 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group,
Series 2016, 5.000%, 11/15/36
11/26 at 100.00 2,835,827
500 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group,
Series 2023A, 5.250%, 11/15/53
11/30 at 100.00 519,099
2,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Meadowood Senior Living Project, Series 2018A, 5.000%,
12/01/48
12/25 at 102.00 1,901,798
1,100 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/49
11/26 at 103.00 937,693
Pennsylvania Economic Development Finance Authority Revenue Bonds
Presbyterian Senior Living Project, Series 2021:
1,800 4.000%, 7/01/41 7/26 at 103.00 1,665,806
500 4.000%, 7/01/46 7/26 at 103.00 443,031
1,000 Pennsylvania Economic Development Finance Authority, Revenue Bonds,
Presbyterian Senior Living Project, Series 2023B-2, 5.000%, 7/01/42
7/29 at 103.00 1,028,040
Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare
Obligated Group, Refunding Bonds, Series 2021:
2,655 4.000%, 5/15/41 5/28 at 103.00 2,097,276
3,345 4.000%, 5/15/47 5/28 at 103.00 2,449,046
Total Long-Term Care 31,178,405
Tax Obligation/General - 15.9%
Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-74:
950 5.000%, 12/01/32 12/24 at 100.00 959,992
415 5.000%, 12/01/34 12/24 at 100.00 419,274
2,040 Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-77,
5.000%, 11/01/43
11/28 at 100.00 2,148,559
495 Allentown City School District, Lehigh County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019C, 4.000%, 2/01/36 - BAM Insured
8/29 at 100.00 499,127
1,045 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/32
8/26 at 100.00 1,068,076
705 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38
4/24 at 100.00 705,826
815 Cambria County, Pennsylvania, General Obligation Bonds, Notes Series
2020B, 4.000%, 8/01/33 - AGM Insured
8/27 at 100.00 838,784
1,800 Canon-McMillan School District, Washington County, Pennsylvania, General
Obligation Bonds, Series 2014D, 5.000%, 12/15/37
12/24 at 100.00 1,813,271
3,125 Chichester School District, Delaware County, Pennsylvania, General
Obligation Bonds, Series 1999, 0.000%, 3/01/26 - FGIC Insured
No Opt. Call 2,910,544
Coatesville Area School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2020A:
4,000 0.000%, 10/01/35 - BAM Insured 10/30 at 81.91 2,543,102
1,950 0.000%, 10/01/37 - BAM Insured 10/30 at 75.27 1,120,607
820 Connellsville Area School District, Fayette County, Pennsylvania, General
Obligation Bonds, Series 2019, 3.125%, 8/15/39
8/26 at 100.00 739,256
2,050 Delaware Valley Regional Finance Authority, Pennsylvania, Local Government
Revenue Bonds, Series 2020B, 5.000%, 11/01/24
No Opt. Call 2,073,045
855 Fayette County, Pennsylvania, General Obligation Bonds, Notes Series
2021A, 2.000%, 11/15/43 - AGM Insured
11/30 at 100.00 571,906
580 Gateway School District, Allegheny County, Pennsylvania, General Obligation
Bonds, Series 2021, 3.000%, 10/15/35 - BAM Insured
10/31 at 100.00 534,869
1,635 Girard School District, Erie County, Pennsylvania, General Obligation Bonds,
Series 1999B, 0.000%, 11/15/28 - FGIC Insured
No Opt. Call 1,384,088

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 2,250 Hatboro-Horsham School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2023A, 5.250%, 9/15/51
9/31 at 100.00 $ 2,455,627
1,000 Littlestown Area School District, Adams County, Pennsylvania, General
Obligation Bonds, Series 2023A, 5.000%, 10/01/50 - BAM Insured
10/33 at 100.00 1,075,012
4,875 McKeesport Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 1997D, 0.000%, 10/01/24 - NPFG Insured
No Opt. Call 4,765,967
2,000 Middletown Area School District, Dauphin County, Pennsylvania, General
Obligation Bonds, Series 2023, 5.000%, 3/01/38 - BAM Insured
3/28 at 100.00 2,111,617
3,000 Montgomery County, Pennsylvania, General Obligation Bonds, Series 2022,
5.000%, 7/01/36
7/32 at 100.00 3,472,351
1,000 Penn Manor School District, Lancaster County, Pennsylvania, General
Obligation Bonds, Series 2019A, 4.000%, 3/01/34
9/27 at 100.00 1,028,700
Pennsylvania State, General Obligation Bonds, First Series 2023:
3,180 5.000%, 9/01/35 9/33 at 100.00 3,784,580
10,000 4.000%, 9/01/40 9/33 at 100.00 10,312,739
1,500 Philadelphia School District, Pennsylvania, General Obligation Bonds, Green
Series 2023B, 5.000%, 9/01/48
9/33 at 100.00 1,627,153
3,535 Philadelphia School District, Pennsylvania, General Obligation Bonds, Series
2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call 4,088,588
2,500 Philadelphia School District, Pennsylvania, General Obligation Bonds, Series
2021A, 4.000%, 9/01/46
9/31 at 100.00 2,436,629
760 Rostraver Township, Westmoreland County, Pennsylvania, General Obligation
Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 760,397
1,285 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 1,285,212
2,000 State College Area School District, Centre County, Pennsylvania, General
Obligation Bonds, Series 2015, 5.000%, 3/15/40
3/25 at 100.00 2,024,131
50 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 50,053
1,000 Township of Upper Marion, Pennsylvania, General Obligation Bonds, Series
of 2022, 4.000%, 12/01/47
12/27 at 100.00 990,875
1,000 Tredyffrin Township, Chester County, Pennsylvania, General Obligation
Bonds, Series 2024, 4.000%, 11/15/46
11/29 at 100.00 997,026
1,365 Upper Saint Clair Township School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2018, 5.000%, 10/01/41
10/24 at 100.00 1,377,350
1,100 Upper Saint Clair Township School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2020, 3.000%, 10/01/30
10/28 at 100.00 1,097,425
1,010 West Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021B, 2.000%, 9/01/26
No Opt. Call 969,903
900 West Mifflin Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 - BAM Insured
10/29 at 100.00 859,655
Total Tax Obligation/General 67,901,316
Tax Obligation/Limited - 3.3%
110 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021,
6.000%, 5/01/42, 144A
5/31 at 100.00 115,582
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%,
5/01/33, 144A
5/28 at 100.00 102,870
990 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Series
2022, 5.250%, 5/01/42, 144A
5/32 at 100.00 990,428
505 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017,
5.000%, 5/01/42, 144A
5/27 at 100.00 505,371
1,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42, 144A
5/33 at 100.00 1,007,357
100 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018, 5.000%,
3/01/38, 144A
3/28 at 100.00 99,501

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease
Bonds, Master Settlement, Series 2018:
$ 595 5.000%, 6/01/31 6/28 at 100.00 $ 639,849
3,780 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 3,811,725
501 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 501,067
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike
Special Revenue Bonds, Subordinate Series 2014A:
1,500 4.750%, 12/01/37 12/26 at 100.00 1,549,452
1,000 4.900%, 12/01/44 12/26 at 100.00 1,027,714
105 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 109,211
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
171 0.000%, 7/01/51 7/28 at 30.01 41,311
995 4.750%, 7/01/53 7/28 at 100.00 995,569
1,757 5.000%, 7/01/58 7/28 at 100.00 1,770,174
347 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 346,133
530 Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet
Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35
1/28 at 100.00 533,382
Total Tax Obligation/Limited 14,146,696
Transportation - 7.9%
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A:
3,175 5.000%, 1/01/51, (AMT) 1/31 at 100.00 3,278,599
3,530 5.000%, 1/01/56, (AMT) 1/31 at 100.00 3,631,495
1,955 Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania,
Bridge System Revenue Bonds, Refunding Series 2015, 4.000%, 7/01/35 -
BAM Insured
7/25 at 100.00 1,967,129
1,070 Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania,
Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/47
7/27 at 100.00 1,106,602
2,710 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds,
Series 2018A, 5.000%, 1/01/38
1/29 at 100.00 2,951,915
1,850 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
3/24 at 100.00 1,850,826
2,615 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/38, (AMT)
6/26 at 100.00 2,643,996
4,875 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 5,385,258
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2023A:
665 4.250%, 12/01/44 12/33 at 100.00 679,426
3,000 5.000%, 12/01/48 12/33 at 100.00 3,266,517
1,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2024A,
5.000%, 12/01/42
12/33 at 100.00 1,689,375
2,680 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 2,880,152
195 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A,
3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 185,203
1,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2020A,
4.000%, 7/01/35
7/30 at 100.00 1,040,791
1,250 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2020C,
4.000%, 7/01/50, (AMT)
7/30 at 100.00 1,160,134
Total Transportation 33,717,418

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 4.9% (e)
$ 1,600 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018, 5.000%,
5/15/48, (Pre-refunded 5/15/25)
5/25 at 102.00 $ 1,663,397
Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Mount Nittany Medical Center Project, Series 2016A:
295 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 304,226
680 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 701,268
2,030 Cheltenham Township School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2016B, 5.000%, 2/15/37, (Pre-refunded
8/15/24)
8/24 at 100.00 2,046,268
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
960 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 964,820
335 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 336,682
915 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 926,969
220 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 222,878
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016:
625 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 627,335
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A:
570 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 627,233
70 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 77,029
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series
2019A:
155 5.000%, 7/01/49, (Pre-refunded 7/01/29) 7/29 at 100.00 171,789
485 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University, Series
2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 487,059
3,230 Montgomery County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series
2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 3,282,437
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017:
50 5.000%, 3/15/45, (Pre-refunded 3/15/28), 144A 3/28 at 100.00 54,454
5,140 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2015A, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 5,166,841
3,250 Southcentral Pennsylvania General Authority, Revenue Bonds, WellSpan
Health Obligated Group, Series 2014A, 5.000%, 6/01/44, (Pre-refunded
6/01/24)
6/24 at 100.00 3,260,784
Total U.S. Guaranteed 20,921,469
Utilities - 8.5%
Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Refunding Series 2015:
1,840 5.000%, 12/01/40 12/25 at 100.00 1,865,312
1,365 5.000%, 12/01/45 12/25 at 100.00 1,384,007
2,170 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2018, 5.000%, 6/01/43
6/28 at 100.00 2,293,100
935 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2022, 5.000%, 6/01/53
6/32 at 100.00 1,000,037
50 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 50,979
1,000 Bucks County Water and Sewer Authority, Pennsylvania, Sewer System
Revenue Bonds, Series 2022A, 5.250%, 12/01/47 - AGM Insured
12/32 at 100.00 1,105,869
605 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2021, 2.250%, 12/01/44 - AGM Insured
12/30 at 100.00 423,750
430 Delaware County Regional Water Quality Control Authority, Pennsylvania,
Sewer Revenue Bonds, Series 2015, 5.000%, 5/01/40
5/25 at 100.00 435,919
1,375 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2013A, 5.125%, 12/01/47
3/24 at 100.00 1,381,964

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,000 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2024, 4.000%, 12/01/46 , (WI/DD)
No Opt. Call $ 990,378
1,325 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 1,206,937
2,265 Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, York Water Company Project, Refunding Series 2019A,
3.000%, 10/01/36, (AMT)
10/29 at 100.00 2,122,105
4,135 Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, York Water Company Project, Refunding Series 2019B,
3.100%, 11/01/38, (AMT)
11/29 at 100.00 3,759,552
10,450 Pennsylvania Economic Development Financing Authority, Revenue Bonds,
Pennsylvania-American Water Company, Refunding Series 2019, 3.000%,
4/01/39
10/29 at 100.00 9,200,964
1,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/37
8/27 at 100.00 1,043,773
1,375 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 1,468,326
1,215 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth
Series 2015, 5.000%, 8/01/30
8/25 at 100.00 1,240,355
1,500 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2019B, 5.000%, 11/01/54
11/29 at 100.00 1,578,711
Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System
Revenue Bonds, First Lien Series 2023A:
1,510 5.000%, 9/01/42 - AGM Insured 9/33 at 100.00 1,682,348
1,000 4.250%, 9/01/53 - AGM Insured 9/33 at 100.00 997,487
565 University Area Joint Authority, Centre County, Pennsylvania, Sewer Revenue
Bonds, Series 2021, 3.000%, 11/01/35 - BAM Insured
11/26 at 100.00 529,359
1,000 Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 - AGM
Insured
9/29 at 100.00 821,863
Total Utilities 36,583,095
Total Municipal Bonds
(cost $407,417,571) 376,427,316
Shares Description (a) Value
X 27,306,605
COMMON STOCKS - 6.4%   X 27,306,605
Utilities - 6 .4%
324,114 (f),(g) Energy Harbor Corp $ 27,306,605
Total Utilities 27,306,605
Total Common Stocks
(cost $9,068,453) 27,306,605
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
14,096
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%   X 14,096
Capital Goods - 0 .0%
$ 64
(c),(d)
KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 09/17/24 $ 14,096
Total Capital Goods 14,096
Total Variable Rate Senior Loan Interests
(cost $64,338) 14,096
Total Long-Term Investments
(cost $416,550,362) 403,748,017
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  5.5%
X 23,530,000
MUNICIPAL BONDS - 5.5%   X 23,530,000
Total Municipal Bonds
(cost $23,530,000) $ 23,530,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations - 1 .3%
$ 2,800 (j) Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2008A, 3.500%, 12/01/37,
(Mandatory Put 2/27/24)
3/24 at 100.00 $ 2,800,000
200 (j) Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Series 2006, 3.330%, 11/01/36, (Mandatory Put
3/07/24)
3/24 at 100.00 200,000
2,770 (j) Washington County Authority, Pennsylvania, Revenue Bonds, University of
Pennsylvania, Series 2004, 3.000%, 7/01/34, (Mandatory Put 3/07/24)
3/24 at 100.00 2,770,000
Total Education and Civic Organizations 5,770,000
Health Care - 0 .9%
$ 4,000 (j) Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019B, 3.400%, 7/01/49,
(Mandatory Put 3/07/24)
2/24 at 100.00 4,000,000
Total Health Care 4,000,000
Tax Obligation/General - 2 .9%
$ 12,260 (j) Allegheny County, Pennsylvania, General Obligation Bonds, Refunding
Adjustable Rate Demand Series 2000C-50, 3.300%, 5/01/27, (Mandatory Put
3/07/24)
2/24 at 100.00 12,260,000
Total Tax Obligation/General 12,260,000
Transportation - 0 .4%
$ 1,500 (j) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2023B,
3.240%, 12/01/43, (Mandatory Put 3/07/24)
2/24 at 100.00 1,500,000
Total Transportation 1,500,000
Total Municipal Bonds
(cost $23,530,000) 23,530,000
Total Short-Term Investments
(cost $23,530,000) 23,530,000
Total Investments
(cost $440,080,362) - 99.9% 427,278,017
Other Assets & Liabilities, Net - 0.1% 285,099
Net Assets - 100% $ 427,563,116

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 376,427,266 $ 50 $ 376,427,316
Common Stocks – 27,306,605 – 27,306,605
Variable Rate Senior Loan Interests – – 14,096 14,096
Short-Term Investments:
Municipal Bonds – 23,530,000 – 23,530,000
Total
$ – $ 427,263,871 $ 14,146 $ 427,278,017
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(h) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(i) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
N/A Not Applicable.
WI/DD When-issued or delayed delivery security.

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.2%
X 502,696,027
MUNICIPAL BONDS - 99.2%   X 502,696,027
Consumer Staples - 2.7%
Guam Economic Development & Commerce Authority, Tobacco Settlement
Asset-Backed Bonds, Series 2007A:
$ 240 5.250%, 6/01/32 3/24 at 100.00 $ 239,996
600 5.625%, 6/01/47 3/24 at 100.00 599,978
7,655 Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement
Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
3/24 at 100.00 7,251,679
5,555 Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement
Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
3/24 at 100.00 5,503,947
Total Consumer Staples 13,595,600
Education and Civic Organizations - 8.8%
1,685 Alexandria Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Episcopal High School, Series 2017, 4.000%, 1/01/40
1/27 at 100.00 1,687,385
1,500 Farmville Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Convocation Center Project, Series 2021, 5.375%, 7/01/53 -
AGM Insured, (Mandatory Put 7/01/43)
7/28 at 103.00 1,585,336
1,455 Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/48
1/28 at 100.00 1,523,012
1,500 Loudoun County Industrial Development Authority, Virginia, Multi-Modal
Revenue Bonds, Howard Hughes Medical Institute, Series 2022A, 4.000%,
10/01/52
10/32 at 100.00 1,491,170
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021, 3.000%,
10/01/50
10/30 at 100.00 1,538,347
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%, 6/01/37
6/27 at 100.00 509,117
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 757,619
2,500 The Rector and Visitors of the University of Virginia, General Pledge Revenue
Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 2,530,081
The Rector and Visitors of the University of Virginia, General Pledge Revenue
Bonds, Refunding Series 2017A:
9,355 5.000%, 4/01/39 4/27 at 100.00 9,858,220
5,000 5.000%, 4/01/47 4/27 at 100.00 5,206,072
5,000 The Rector and Visitors of the University of Virginia, General Pledge Revenue
Bonds, Refunding Series 2017B, 5.000%, 4/01/46
4/27 at 100.00 5,211,827
1,790 Virginia College Building Authority Educational Facility, Revenue Bonds,
University of Richmond Refunding Series 2024, 5.000%, 3/01/49 , (WI/DD)
3/34 at 100.00 1,989,272
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A
7/25 at 100.00 937,585
Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A:
3,000 5.000%, 7/01/35, 144A 7/25 at 100.00 3,003,597
4,465 5.000%, 7/01/45, 144A 7/25 at 100.00 4,186,318
1,575 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 1998, 5.250%, 1/01/31 - NPFG Insured
No Opt. Call 1,771,074
525 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2018A, 5.000%, 11/01/38
11/28 at 100.00 567,814
Total Education and Civic Organizations 44,353,846

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 17.2%
Arlington County Industrial Development Authority, Virginia, Hospital Facility
Revenue Bonds, Virginia Hospital Center, Series 2020:
$ 1,600 5.000%, 7/01/24 No Opt. Call $ 1,607,000
1,200 5.000%, 7/01/31 7/30 at 100.00 1,331,682
1,050 5.000%, 7/01/32 7/30 at 100.00 1,163,136
325 5.000%, 7/01/37 7/30 at 100.00 352,988
1,195 4.000%, 7/01/38 7/30 at 100.00 1,207,976
1,075 4.000%, 7/01/45 7/30 at 100.00 1,043,350
1,465 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 1,615,542
1,000 Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds,
Chesapeake Regional Medical Center, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 989,215
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 1,853,037
3,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 4.000%,
5/15/44
5/32 at 100.00 3,014,627
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 5.000%, 5/15/44
5/24 at 100.00 2,001,820
4,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48
5/28 at 100.00 3,897,010
3,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018,
4.000%, 1/01/50
1/25 at 103.00 2,806,034
3,500 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45, 144A
7/25 at 100.00 3,510,120
2,000 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46, 144A
7/27 at 100.00 1,978,696
1,000 Isle Economic Development Authority, Wight County, Virginia, Health System
Revenue Bonds, Riverside Health System Series 2023, 5.250%, 7/01/43 -
AGM Insured
7/33 at 100.00 1,119,599
3,000 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2017A, 5.000%,
1/01/47
1/27 at 100.00 3,043,966
Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021:
4,050 4.000%, 1/01/47 1/32 at 100.00 3,920,114
3,000 3.000%, 1/01/51 1/32 at 100.00 2,193,880
1,000 Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue
Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%,
11/01/48
11/28 at 100.00 953,066
Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A:
4,250 5.000%, 7/01/47 No Opt. Call 4,883,459
6,000 4.000%, 7/01/51 7/30 at 100.00 5,790,267
Stafford County Economic Development Authority, Virginia, Hospital Facilities
Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding
Series 2016:
1,000 5.000%, 6/15/32 6/26 at 100.00 1,029,939
1,440 5.000%, 6/15/35 6/26 at 100.00 1,474,719
1,600 5.000%, 6/15/36 6/26 at 100.00 1,638,265
1,360 4.000%, 6/15/37 6/26 at 100.00 1,360,069
6,500 Virginia Commonwealth University Health System Authority, General Revenue
Bonds, Series 2017B, 5.000%, 7/01/46
7/27 at 100.00 6,685,877
7,160 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 6,816,709
Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2022A:
5,000 5.000%, 10/01/41 10/32 at 100.00 5,475,942
1,415 5.000%, 10/01/42 10/32 at 100.00 1,540,470

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Sentara Healthcare, Refunding Series 2020:
$ 4,000 4.000%, 11/01/38 11/29 at 100.00 $ 4,069,053
1,150 4.000%, 11/01/39 11/29 at 100.00 1,167,192
Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2015:
1,250 5.000%, 1/01/32 1/26 at 100.00 1,286,159
1,230 5.000%, 1/01/34 1/26 at 100.00 1,264,502
2,000 4.000%, 1/01/37 1/26 at 100.00 2,014,984
1,215 5.000%, 1/01/44 1/26 at 100.00 1,235,466
Total Health Care 87,335,930
Housing/Multifamily - 5.5%
435 Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured
Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series
1996, 6.100%, 9/01/26
4/24 at 100.00 435,927
2,000 Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily
Housing Revenue Bonds, Dominion Square North Project, Series 2023,
5.000%, 1/01/45, (Mandatory Put 1/01/28)
7/27 at 100.00 2,095,964
785 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 754,314
Virginia Housing Development Authority, Rental Housing Bonds, Series
2015A:
1,510 3.500%, 3/01/35 3/24 at 100.00 1,509,996
1,790 3.625%, 3/01/39 3/24 at 100.00 1,700,723
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
8/24 at 100.00 944,347
2,585 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 2,505,148
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 1,446,619
1,710 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 1,580,526
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.600%, 9/01/39
3/28 at 100.00 2,818,961
1,250 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.300%, 7/01/40
7/29 at 100.00 949,356
1,745 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020G, 2.200%, 9/01/40
9/29 at 100.00 1,297,163
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021B, 2.400%, 3/01/46
3/30 at 100.00 1,390,060
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021K, 2.375%, 12/01/41
12/30 at 100.00 1,502,330
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2022F, 5.000%, 10/01/52
10/31 at 100.00 1,045,818
1,895 Virginia Housing Development Authority, Rental Housing Bonds, Series
2023E, 5.250%, 10/01/63
10/32 at 100.00 1,967,135
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2024A, 4.449%, 9/01/44 , (WI/DD)
9/33 at 100.00 1,008,361
Williamsburg Economic Development Authority, Virginia, Student Housing
Revenue Bonds, Provident Group - Williamsburg Properties LLC - William and
Mary Project Series 2023A:
1,250 5.250%, 7/01/53 - AGM Insured 7/33 at 100.00 1,375,138
1,500 4.375%, 7/01/63 - AGM Insured 7/33 at 100.00 1,502,213
Total Housing/Multifamily 27,830,099
Industrials - 0.8%
4,350 Amelia County Industrial Development Authority, Virginia, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.450%,
4/01/27, (AMT)
No Opt. Call 3,955,359
Total Industrials 3,955,359

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 3.5%
$ 2,800 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series 2022A,
4.000%, 6/01/49
6/29 at 103.00 $ 2,462,919
Henrico County Economic Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury of Richmond, Refunding
Series 2020:
1,650 4.000%, 10/01/31 10/26 at 103.00 1,681,994
1,000 4.000%, 10/01/50 10/26 at 103.00 907,513
1,000 Henrico County Economic Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2022A,
5.000%, 10/01/52
10/29 at 103.00 1,020,925
1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series
2021A, 4.000%, 12/01/50
12/27 at 103.00 778,302
250 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.875%, 12/01/58
12/30 at 103.00 272,390
625 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, WindsorMeade, Series 2021A, 4.000%, 6/01/41
6/27 at 103.00 531,340
1,000 Lexington Industrial Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding
Series 2016, 4.000%, 1/01/37
1/25 at 102.00 962,965
1,000 Lexington Industrial Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding
Series 2022. Forward Delivery, 4.000%, 1/01/48
1/29 at 103.00 865,370
Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A:
500 5.000%, 1/01/49 4/24 at 104.00 411,866
3,300 5.250%, 1/01/54 4/24 at 104.00 2,744,258
1,000 Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds,
Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project, Refunding
Series 2014, 5.000%, 1/01/46
1/25 at 100.00 844,765
1,500 Prince William County Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series
2016, 5.000%, 1/01/46
1/25 at 102.00 1,267,147
Suffolk Economic Development Authority, Virginia, Retirement Facilities First
Mortgage Revenue Bonds, Lake Prince Center, Inc./United Church Homes
and Services Obligated Group, Refunding Series 2016:
2,110 5.000%, 9/01/26 9/24 at 102.00 2,108,524
500 5.000%, 9/01/31 9/24 at 102.00 492,944
525 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2023A,
7.000%, 9/01/53
9/30 at 103.00 576,454
Total Long-Term Care 17,929,676
Tax Obligation/General - 7.2%
4,600 Corona-Norco Unified School District, Riverside County, California, General
Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series
2009C, 0.000%, 8/01/32
No Opt. Call 3,375,316
5,000 Fairfax County, Virginia, General Obligation Bonds, Public Improvement
Series 2024A, 5.000%, 10/01/37
4/33 at 100.00 5,879,255
2,000 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 12/01/39
12/32 at 100.00 2,312,530
1,335 Newport News, Virginia, General Obligation Bonds, Refunding &
Improvement Series 2015, 3.000%, 7/15/33
7/25 at 100.00 1,289,560
1,000 Norfolk, Virginia, General Obligation Bonds, Refunding Capital Improvement
Series 2023A, 5.000%, 9/01/40
9/32 at 100.00 1,140,681
6,715 Patterson Joint Unified School District, Stanislaus County, California, General
Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/45 - AGM
Insured
No Opt. Call 2,648,562

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
$ 2,000 5.375%, 7/01/25 No Opt. Call $ 2,030,630
2,920 5.625%, 7/01/29 No Opt. Call 3,166,761
4,500 0.000%, 7/01/33 7/31 at 89.94 2,900,442
1,000 4.000%, 7/01/33 7/31 at 103.00 982,380
2,000 4.000%, 7/01/41 7/31 at 103.00 1,857,667
3,130 Richmond, Virginia, General Obligation Bonds, Public Improvement Series
2024A, 5.000%, 9/01/39
9/33 at 100.00 3,657,041
2,710 Virginia State, General Obligation Bonds, Series 2020A, 4.000%, 6/01/30 No Opt. Call 2,935,074
Wylie Independent School District, Collin County, Texas, General Obligation
Bonds, School Building Series 2015B:
7,110 0.000%, 8/15/48 8/25 at 38.79 2,303,021
Total Tax Obligation/General 36,478,920
Tax Obligation/Limited - 17.1%
1,485 Arlington County Industrial Development Authority, Virginia, Revenue Bonds,
Refunding County Projects, Series 2017, 5.000%, 2/15/34
8/27 at 100.00 1,587,856
1,495 Cherry Hill Community Development Authority, Virginia, Special Assessment
Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45, 144A
3/25 at 100.00 1,503,356
655 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center Project,
Series 2012, 4.250%, 3/01/26
4/24 at 100.00 642,129
1,000 Fairfax County Economic Development Authority, Virginia, Revenue Bonds,
Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37
4/27 at 100.00 1,054,525
1,375 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 1,319,945
Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
3,000 5.000%, 11/15/33 11/25 at 100.00 3,057,352
1,000 5.000%, 11/15/35 11/25 at 100.00 1,017,306
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A:
1,000 5.000%, 12/01/30 12/26 at 100.00 1,028,677
1,000 5.000%, 12/01/34 12/26 at 100.00 1,026,656
Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series
2018A:
3,000 5.000%, 7/01/48 1/28 at 100.00 3,131,655
Hampton Roads Transportation Accountability Commission, Virginia, Revenue
Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2020A:
4,000 5.000%, 7/01/50 7/30 at 100.00 4,264,097
2,000 5.250%, 7/01/60 7/30 at 100.00 2,144,746
3,000 Hampton Roads Transportation Accountability Commission, Virginia, Revenue
Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2022A,
4.000%, 7/01/52
7/32 at 100.00 2,921,137
3,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 - AGM
Insured
11/31 at 37.76 799,956
3,370 Lower Magnolia Green Community Development Authority, Virginia, Special
Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 3,290,593
765 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 821,275
Peninsula Town Center Community Development Authority, Virginia, Special
Obligation Bonds, Refunding Series 2018:
365 4.500%, 9/01/28, 144A 9/27 at 100.00 363,891
1,300 5.000%, 9/01/37, 144A 9/27 at 100.00 1,299,591
2,185 5.000%, 9/01/45, 144A 9/27 at 100.00 2,085,970

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
$ 19 0.000%, 7/01/24 No Opt. Call $ 18,792
81 0.000%, 7/01/27 No Opt. Call 71,821
317 0.000%, 7/01/29 7/28 at 98.64 261,053
210 0.000%, 7/01/31 7/28 at 91.88 159,772
432 0.000%, 7/01/33 7/28 at 86.06 302,172
3,247 0.000%, 7/01/51 7/28 at 30.01 784,425
2,000 4.750%, 7/01/53 7/28 at 100.00 2,001,144
10,615 5.000%, 7/01/58 7/28 at 100.00 10,694,591
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
2,180 4.329%, 7/01/40 7/28 at 100.00 2,170,033
61 4.536%, 7/01/53 7/28 at 100.00 59,092
31 4.784%, 7/01/58 7/28 at 100.00 30,923
Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation
Loan Note Revenue Bonds, Series 2015:
1,000 5.000%, 9/01/30, 144A 9/25 at 100.00 1,013,133
1,000 5.000%, 9/01/33, 144A 9/25 at 100.00 1,014,914
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
4/24 at 100.00 1,010,821
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 2,257,547
2,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century Collage & Equipment Programs, Series 2023A, 5.000%, 2/01/41
2/33 at 100.00 2,265,487
2,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Refunding Series 2017E,
5.000%, 2/01/32
2/28 at 100.00 2,175,364
Virginia Gateway Community Development Authority, Prince William County,
Virginia, Special Assessment Refunding Bonds, Series 2012:
360 5.000%, 3/01/25 4/24 at 100.00 359,338
500 5.000%, 3/01/30 4/24 at 100.00 499,980
2,000 Virginia Port Authority, Commonwealth Port Fund Revenue Bonds, Series
2023A, 5.250%, 7/01/48
7/33 at 100.00 2,268,719
5,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Refunding
Series 2016B, 5.000%, 8/01/24
No Opt. Call 5,037,118
Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B:
1,250 5.000%, 8/01/31, (AMT) 8/29 at 100.00 1,350,622
2,500 4.000%, 8/01/35, (AMT) 8/29 at 100.00 2,571,713
2,000 4.000%, 8/01/38, (AMT) 8/29 at 100.00 2,005,445
2,500 Virginia Public School Authority, School Financing Bonds, 1997 Resolution,
Series 2022B, 5.000%, 8/01/52
8/32 at 100.00 2,725,270
25 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing
Program, Series 2012A, 5.000%, 11/01/42
4/24 at 100.00 25,011
345 Virginia Small Business Financing Authority, Tourism Development Financing
Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project,
Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 359,768
1,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2017, 4.000%, 5/15/42
5/27 at 100.00 1,006,546
4,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/43
7/31 at 100.00 3,988,433
3,530 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Second Lien Green Series 2023A, 5.250%,
7/15/53
7/33 at 100.00 3,907,938
1,000 Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/37
12/26 at 100.00 1,042,900
Total Tax Obligation/Limited 86,800,598

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 23.0%
$ 350 Capital Region Airport Commission, Virginia, Airport Revenue Bonds,
Refunding Series 2016A, 4.000%, 7/01/36
7/26 at 100.00 $ 354,795
Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016:
5,580 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 5,736,620
1,830 5.000%, 7/01/46 7/26 at 100.00 1,845,858
3,000 5.000%, 7/01/51 7/26 at 100.00 3,016,159
Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B:
3,000 4.750%, 7/15/32 7/28 at 100.00 3,149,226
1,755 4.875%, 7/15/40 - AGM Insured 7/28 at 100.00 1,836,296
1,620 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Series 2012A, 5.000%, 7/15/47
4/24 at 100.00 1,620,564
2,500 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53 - AGM
Insured
10/29 at 100.00 2,380,425
2,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured
10/31 at 100.00 1,916,157
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009B:
4,200 0.000%, 10/01/26 - AGC Insured No Opt. Call 3,853,292
5,850 0.000%, 10/01/34 - AGC Insured No Opt. Call 4,000,453
13,000 0.000%, 10/01/36 - AGC Insured No Opt. Call 8,035,368
3,300 Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 3,661,057
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Forward Delivery Refunding Series 2020A, 5.000%, 10/01/32, (AMT)
10/30 at 100.00 1,102,740
5,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 5,370,693
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2017:
625 5.000%, 10/01/34, (AMT) 10/27 at 100.00 654,385
3,000 5.000%, 10/01/42, (AMT) 10/27 at 100.00 3,091,709
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A:
3,000 5.000%, 10/01/32, (AMT) 10/28 at 100.00 3,208,089
3,345 5.000%, 10/01/37, (AMT) 10/28 at 100.00 3,521,685
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A:
1,000 5.000%, 10/01/36, (AMT) 10/29 at 100.00 1,069,460
4,000 5.000%, 10/01/38, (AMT) 10/29 at 100.00 4,233,179
1,450 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.250%, 10/01/42, (AMT)
10/32 at 100.00 1,594,626
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Refunding Series 2016:
95 5.000%, 8/01/26, (AMT) 3/24 at 100.00 95,024
595 5.000%, 8/01/31, (AMT) 3/24 at 100.00 595,029
Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019:
1,000 5.000%, 7/01/37 7/29 at 100.00 1,079,609
1,740 5.000%, 7/01/43 7/29 at 100.00 1,836,613
Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B:
2,045 5.000%, 7/01/34, (AMT) 7/26 at 100.00 2,102,025
2,000 5.000%, 7/01/41, (AMT) 7/26 at 100.00 2,024,449

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Virginia Small Business Financing Authority, Private Activity Revenue Bonds,
Transform 66 P3 Project, Senior Lien Series 2017:
$ 7,800 5.000%, 12/31/49, (AMT) 6/27 at 100.00 $ 7,873,074
2,750 5.000%, 12/31/52, (AMT) 6/27 at 100.00 2,769,876
1,000 5.000%, 12/31/56, (AMT) 6/27 at 100.00 1,006,007
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022:
1,000 5.000%, 1/01/33, (AMT) 1/32 at 100.00 1,097,298
3,500 5.000%, 7/01/38, (AMT) 1/32 at 100.00 3,733,568
2,000 4.000%, 1/01/42, (AMT) 1/32 at 100.00 1,915,740
5,500 5.000%, 12/31/47, (AMT) 12/32 at 100.00 5,722,559
1,000 5.000%, 12/31/57, (AMT) 12/32 at 100.00 1,019,601
Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River
Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022:
2,365 4.000%, 1/01/33, (AMT) 1/32 at 100.00 2,400,909
1,000 4.000%, 1/01/38, (AMT) 1/32 at 100.00 986,239
2,500 4.000%, 1/01/40, (AMT) 1/32 at 100.00 2,409,187
6,000 3.000%, 1/01/41, (AMT) 1/32 at 100.00 4,837,240
1,400 Washington Metropolitan Area Transit Authority, District of Columbia, Gross
Revenue Bonds, Series 2017B, 5.000%, 7/01/37
7/27 at 100.00 1,472,313
Washington Metropolitan Area Transit Authority, District of Columbia, Gross
Revenue Bonds, Series 2018:
1,000 5.000%, 7/01/37 7/27 at 100.00 1,051,652
5,000 5.000%, 7/01/43 7/27 at 100.00 5,199,812
Total Transportation 116,480,660
U.S. Guaranteed - 6.2% (c)
140 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call 141,610
100 Embrey Mill Community Development Authority, Virginia, Special Assessment
Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-refunded 3/01/25)
3/25 at 100.00 102,293
1,000 Fairfax County Economic Development Authority, Virginia, County Facilities
Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34, (Pre-refunded
10/01/27)
10/27 at 100.00 1,081,791
Fairfax County Economic Development Authority, Virginia, Residential Care
Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2016A:
700 4.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 715,955
4,725 5.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 4,859,347
Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds,
Subordinate Series 2018A:
1,400 5.000%, 10/01/40, (Pre-refunded 10/01/27) 10/27 at 100.00 1,512,019
2,100 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 2,268,029
1,770 5.000%, 10/01/43, (Pre-refunded 10/01/27) 10/27 at 100.00 1,911,625
Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series
2018A:
1,650 5.000%, 7/01/48, (Pre-refunded 1/01/28) 1/28 at 100.00 1,797,738
9,760 5.500%, 7/01/57, (Pre-refunded 1/01/28) 1/28 at 100.00 10,810,716
5,250 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-refunded
10/01/26) - AGC Insured
10/26 at 100.00 5,728,656
Wylie Independent School District, Collin County, Texas, General Obligation
Bonds, School Building Series 2015B:
890 0.000%, 8/15/48, (Pre-refunded 8/15/25) 8/25 at 38.79 328,359
Total U.S. Guaranteed 31,258,138

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 7.2%
$ 4,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call $ 4,384,207
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 2,511,479
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/33
7/27 at 100.00 1,044,780
1,000 Henrico County, Virginia, Water and Sewer System Revenue Bonds, Series
2018, 5.000%, 5/01/24
No Opt. Call 1,002,733
3,765 Loudoun County Sanitation Authority, Virginia, Water and Sewer System
Revenue Bonds, Refunding Series 2021, 4.000%, 1/01/33
1/31 at 100.00 4,073,303
2,000 Louisa Industrial Development Authority, Virginia, Pollution Control Revenue
Bonds, Virginia Electric and Power Company, Refunding Series 2008C,
1.650%, 11/01/35, (Mandatory Put 5/31/24)
No Opt. Call 1,986,191
2,715 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2017, 5.000%,
11/01/42
11/27 at 100.00 2,871,618
4,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44 11/24 at 100.00 4,036,026
4,500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 4,543,407
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 1,840,735
1,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2023C,
5.000%, 1/15/47
1/34 at 100.00 1,117,981
3,925 Virginia Resources Authority, Clean Water State Revolving Fund Revenue
Bonds, Refunding Series 2014B, 4.000%, 10/01/27
10/24 at 100.00 3,938,033
2,500 Virginia Small Business Financing Authority, Solid Waste Disposal Revenue
Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT), (Mandatory Put
7/01/38), 144A
4/24 at 100.00 2,334,676
1,000 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call 992,032
Total Utilities 36,677,201
Total Municipal Bonds
(cost $497,364,979) 502,696,027
Total Long-Term Investments
(cost $497,364,979) 502,696,027
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.4%
X 7,000,000
MUNICIPAL BONDS - 1.4%   X 7,000,000
Total Municipal Bonds
(cost $7,000,000) $ 7,000,000
Education and Civic Organizations - 1.4%
$ 7,000 (d) Fairfax County Economic Development Authority, Virginia, Revenue Bonds,
Smithsonian Institution, Series 2003A, 2.850%, 12/01/33, (Mandatory Put
3/07/24)
2/24 at 100.00 7,000,000
Total Education and Civic Organizations 7,000,000
Total Municipal Bonds
(cost $7,000,000) 7,000,000
Total Short-Term Investments
(cost $7,000,000) 7,000,000
Total Investments
(cost $504,364,979) - 100.6% 509,696,027
Other Assets & Liabilities, Net - (0.6)% (2,981,839)
Net Assets - 100% $ 506,714,188

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 502,696,027 $ – $ 502,696,027
Short-Term Investments:
Municipal Bonds – 7,000,000 – 7,000,000
Total
$ – $ 509,696,027 $ – $ 509,696,027
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.